                                                   [VARIABLE ACCOUNT N GRAPHIC]

WEALTH BUILDING OPPORTUNITY

NATIONAL SECURITY
VARIABLE ACCOUNT N



                                          ANNUAL REPORT
                                          ------------------------------------
                                          DECEMBER 31, 2004


                                          National Security Variable Account N




[GRAPHIC] NATIONAL SECURITY
          LIFE AND ANNUITY CO.
          BINGHAMTON, NEW YORK

                   NATIONAL SECURITY LIFE AND ANNUITY COMPANY
                   ONE FINANCIAL WAY, CINCINNATI, OHIO 45242

MESSAGE FROM THE CHIEF EXECUTIVE OFFICER

We are pleased to provide you with your copy of the 2004 National Security Variable Account N Annual Report. The report outlines the performance of the underlying portfolios owned by National Security Variable Account N for 2004. We're pleased to share these results with you.

Please also refer to the accompanying Fund Annual Report for detailed information regarding Ohio National Fund, Inc. and any other fund to which you allocated your contract values.

We appreciate you choosing a National Security Life and Annuity product, and we look forward to continuing to serve your financial service needs. Please contact your registered representative with any questions, or if you need additional assistance, please contact our customer service center at 1-877-446-6060.

/s/ JOHN J. PALMER

Chief Executive Officer
February 22, 2005

                               ABOUT THIS REPORT

This report is a presentation of the National Security Life and Annuity Variable Account N. Please note the variable account may offer more than one variable product. Some products may have different underlying mutual funds from those available in your contract. Therefore, not all funds listed in this report may be available in your contract. Please refer to your most recent account statement for specific information about your investment in National Security Variable Account N.

THIS ANNUAL REPORT HAS FOUR MAJOR SECTIONS:

STATEMENTS OF ASSETS AND CONTRACT OWNERS' EQUITY
This statement lists all the underlying funds of the variable account, the number of shares owned, cost of shares, investments at fair value and contracts in accumulation period. The fair value of the assets changes as the underlying mutual funds change in value. As contract owners transfer among the funds, the number of shares increases or decreases accordingly. When money is deposited or withdrawn by a contract owner, shares are correspondingly purchased or redeemed.

STATEMENTS OF OPERATIONS
The Statements of Operations show income and expenses to the variable account from investment activity for reinvested dividends and capital gain distributions paid by the underlying mutual funds. Expenses included are the risk and administrative expenses, which are assessed through the daily unit value calculation and represent an expense to the variable account and its contract owners. This statement also shows the realized gain or loss as fund shares are sold, and the change in unrealized gain or loss.

STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY
The Statements of Changes in Contract Owners' Equity include increase or decrease in Contract Owners' Equity from Operations for income and expenses shown on the Statements of Operations. In addition, the Equity Transactions section of this statement illustrates purchase payments, transfers to and from fixed and other subaccounts, withdrawals and surrenders, surrender charges, annual contract fees, and annuity and death benefit payments. The sum of these two sections represents the Net Change in Contract Owners' Equity which, when added to the beginning Contracts Owners' Equity, equals Contract Owners' Equity at the end of the reporting period. The Changes in Units section illustrates the number of units purchased and redeemed for each underlying fund subaccount during the period reported.

NOTES TO THE FINANCIAL STATEMENTS
The Notes to the Financial Statements provide further disclosures about the variable account and its underlying contract provisions.

NATIONAL SECURITY VARIABLE ACCOUNT N

 STATEMENTS OF ASSETS AND CONTRACT OWNERS' EQUITY              DECEMBER 31, 2004

                                                                  ASSETS         CONTRACT OWNERS' EQUITY
                                                              --------------     -----------------------
                                                                                      CONTRACTS IN
                                                              INVESTMENTS AT       ACCUMULATION PERIOD
                                                                FAIR VALUE              (NOTE 2)
                                                              --------------     -----------------------
OHIO NATIONAL FUND, INC.:
Equity Subaccount
18,406 Shares (Cost $445,975)...............................    $  512,615             $  512,615
Money Market Subaccount
70,892 Shares (Cost $708,923)...............................       708,923                708,923
Bond Subaccount
22,666 Shares (Cost $247,706)...............................       256,811                256,811
Omni Subaccount
1,922 Shares (Cost $24,648).................................        25,076                 25,076
International Subaccount
53,650 Shares (Cost $465,874)...............................       527,912                527,912
Capital Appreciation Subaccount
3,810 Shares (Cost $58,161).................................        62,147                 62,147
International Small Co. Subaccount
2,230 Shares (Cost $28,375).................................        32,764                 32,764
Small Cap Growth Subaccount
2,760 Shares (Cost $18,970).................................        22,580                 22,580
Mid Cap Opportunity Subaccount
2,027 Shares (Cost $30,332).................................        32,095                 32,095
S&P 500 Index Subaccount
22,239 Shares (Cost $265,753)...............................       279,327                279,327
Blue Chip Subaccount
15,503 Shares (Cost $163,021)...............................       169,755                169,755
High Income Bond Subaccount
6,095 Shares (Cost $48,283).................................        52,718                 52,718
Nasdaq-100 Index Subaccount
37,663 Shares (Cost $147,300)...............................       157,430                157,430
U.S. Equity Subaccount
10,814 Shares (Cost $112,391)...............................       126,635                126,635
Covered Call Subaccount
794 Shares (Cost $8,076)....................................         8,537                  8,537

STRONG VARIABLE INSURANCE FUNDS, INC.:
Opportunity II Subaccount
1,923 Shares (Cost $36,024).................................        43,169                 43,169

VAN KAMPEN UNIVERSAL INSTITUTIONAL FUNDS -- CLASS II:
Core Plus Fixed Income Subaccount
3,499 Shares (Cost $40,321).................................        40,273                 40,273
US Real Estate Subaccount
5,602 Shares (Cost $90,808).................................       114,170                114,170

   The accompanying notes are an integral part of these financial statements.

NATIONAL SECURITY VARIABLE ACCOUNT N

 STATEMENTS OF ASSETS AND CONTRACT OWNERS' EQUITY              DECEMBER 31, 2004

                                                                  ASSETS         CONTRACT OWNERS' EQUITY
                                                              --------------     -----------------------
                                                                                      CONTRACTS IN
                                                              INVESTMENTS AT       ACCUMULATION PERIOD
                                                                FAIR VALUE              (NOTE 2)
                                                              --------------     -----------------------
GOLDMAN SACHS VARIABLE INSURANCE TRUST:
Growth & Income Subaccount
5,363 Shares (Cost $58,405).................................    $   62,799             $   62,799
Core US Equity Subaccount
7,800 Shares (Cost $85,296).................................        96,877                 96,877
Capital Growth Subaccount
25,951 Shares (Cost $257,441)...............................       269,632                269,632

LAZARD RETIREMENT SERIES, INC.:
Emerging Market Subaccount
8,238 Shares (Cost $93,514).................................       114,596                114,596
Small Cap Subaccount
10,839 Shares (Cost $164,738)...............................       183,173                183,173

THE PRUDENTIAL SERIES FUND, INC.:
Jennison 20/20 Focus Subaccount
13,645 Shares (Cost $143,953)...............................       166,882                166,882
Jennison Subaccount
2,530 Shares (Cost $41,123).................................        45,457                 45,457

UBS SERIES TRUST:
U.S. Allocation Subaccount
1,438 Shares (Cost $16,896).................................        19,355                 19,355

FIDELITY VARIABLE INSURANCE PRODUCTS FUND -- SERVICE CL 2:
VIP Mid Cap Subaccount
8,429 Shares (Cost $215,415)................................       251,865                251,865
VIP Contrafund Subaccount
17,589 Shares (Cost $423,889)...............................       463,482                463,482
VIP Growth Subaccount
10,128 Shares (Cost $314,985)...............................       320,434                320,434
VIP Equity Income Subaccount
541 Shares (Cost $12,247)...................................        13,568                 13,568

JANUS ASPEN SERIES -- SERVICE SHARES:
Worldwide Growth Subaccount
328 Shares (Cost $8,124)....................................         8,727                  8,727
Balanced Subaccount
43 Shares (Cost $964).......................................         1,087                  1,087
International Growth Subaccount
412 Shares (Cost $9,787)....................................        11,098                 11,098

   The accompanying notes are an integral part of these financial statements.

NATIONAL SECURITY VARIABLE ACCOUNT N

 STATEMENTS OF ASSETS AND CONTRACT OWNERS' EQUITY              DECEMBER 31, 2004

                                                                  ASSETS         CONTRACT OWNERS' EQUITY
                                                              --------------     -----------------------
                                                                                      CONTRACTS IN
                                                              INVESTMENTS AT       ACCUMULATION PERIOD
                                                                FAIR VALUE              (NOTE 2)
                                                              --------------     -----------------------
J.P. MORGAN SERIES TRUST II:
Small Company Subaccount
2,593 Shares (Cost $40,126).................................    $   46,371             $   46,371
Mid Cap Value Subaccount
7,794 Shares (Cost $172,355)................................       202,021                202,021

MFS VARIABLE INSURANCE TRUST -- SERVICE CLASS:
New Discovery Subaccount
899 Shares (Cost $13,194)...................................        13,220                 13,220
Investors Growth Stock Subaccount
4,369 Shares (Cost $37,255).................................        40,803                 40,803
Total Return Subaccount
2,415 Shares (Cost $44,575).................................        51,318                 51,318

PIMCO VARIABLE INSURANCE TRUST -- ADMINISTRATIVE SHARES:
Real Return Subaccount
17,882 Shares (Cost $228,649)...............................       231,037                231,037
Total Return Subaccount
26,668 Shares (Cost $277,284)...............................       280,276                280,276
Global Bond Subaccount
2,532 Shares (Cost $32,483).................................        33,596                 33,596

ROYCE CAPITAL FUND:
Micro-Cap Subaccount
2,826 Shares (Cost $30,960).................................        32,499                 32,499
Small-Cap Subaccount
18,534 Shares (Cost $151,036)...............................       166,803                166,803

DREYFUS VARIABLE INVESTMENT FUND -- SERVICE SHARES:
Appreciation Subaccount
1,498 Shares (Cost $50,148).................................        53,125                 53,125
                                                                ----------             ----------

TOTALS......................................................    $6,353,038             $6,353,038
                                                                ==========             ==========

   The accompanying notes are an integral part of these financial statements.

NATIONAL SECURITY VARIABLE ACCOUNT N

 STATEMENTS OF OPERATIONS                 FOR THE PERIOD ENDED DECEMBER 31, 2004

                                                                    OHIO NATIONAL FUND, INC.
                                   ------------------------------------------------------------------------------------------
                                                    MONEY                                                          CAPITAL
                                     EQUITY         MARKET          BOND           OMNI        INTERNATIONAL     APPRECIATION
                                   SUBACCOUNT     SUBACCOUNT     SUBACCOUNT     SUBACCOUNT      SUBACCOUNT        SUBACCOUNT
                                   ----------     ----------     ----------     ----------     -------------     ------------
                                      2004           2004           2004           2004            2004              2004
                                   ----------     ----------     ----------     ----------     -------------     ------------
Investment activity:
  Reinvested dividends...........   $   215        $ 5,171        $     0          $337           $     0           $  225
  Risk & administrative expense
     (note 3)....................    (3,980)        (5,678)        (1,899)          (36)           (4,074)            (392)
                                    -------        -------        -------          ----           -------           ------
     Net investment activity.....    (3,765)          (507)        (1,899)          301            (4,074)            (167)
                                    -------        -------        -------          ----           -------           ------
Realized & unrealized gain (loss)
  on investments:
  Reinvested capital gains.......         0              0              0             0                 0                0
  Realized gain (loss)...........     2,410             (1)           314             0             1,521               34
  Unrealized gain................    54,443              0          9,472           428            50,379            3,986
                                    -------        -------        -------          ----           -------           ------
     Net gain (loss) on
       investments...............    56,853             (1)         9,786           428            51,900            4,020
                                    -------        -------        -------          ----           -------           ------
          Net increase (decrease)
            in contract owners'
            equity from
            operations...........   $53,088        $  (508)       $ 7,887          $729           $47,826           $3,853
                                    =======        =======        =======          ====           =======           ======

                                     OHIO NATIONAL FUND, INC.
                                   ----------------------------
                                   INTERNATIONAL     SMALL CAP
                                     SMALL CO.         GROWTH
                                    SUBACCOUNT       SUBACCOUNT
                                   -------------     ----------
                                       2004             2004
                                   -------------     ----------
Investment activity:
  Reinvested dividends...........     $  312           $    0
  Risk & administrative expense
     (note 3)....................       (318)            (241)
                                      ------           ------
     Net investment activity.....         (6)            (241)
                                      ------           ------
Realized & unrealized gain (loss)
  on investments:
  Reinvested capital gains.......          0                0
  Realized gain (loss)...........          8               14
  Unrealized gain................      4,339            2,621
                                      ------           ------
     Net gain (loss) on
       investments...............      4,347            2,635
                                      ------           ------
          Net increase (decrease)
            in contract owners'
            equity from
            operations...........     $4,341           $2,394
                                      ======           ======

                                                   MID CAP        S&P 500                      HIGH INCOME
                                                 OPPORTUNITY       INDEX        BLUE CHIP         BOND         NASDAQ-100
                                                 SUBACCOUNT      SUBACCOUNT     SUBACCOUNT     SUBACCOUNT      SUBACCOUNT
                                                 -----------     ----------     ----------     -----------     ----------
Investment activity:
  Reinvested dividends.........................    $    0         $ 2,994        $ 2,172         $  159         $     0
  Risk & administrative expense (note 3).......       (54)         (2,393)        (1,692)          (519)         (1,406)
                                                   ------         -------        -------         ------         -------
     Net investment activity...................       (54)            601            480           (360)         (1,406)
                                                   ------         -------        -------         ------         -------
Realized & unrealized gain (loss) on
  investments:
  Reinvested capital gains.....................         0               0              0              0               0
  Realized gain (loss).........................        12            (128)           (32)           241             (48)
  Unrealized gain..............................     1,763          13,574          6,647          3,930          10,130
                                                   ------         -------        -------         ------         -------
     Net gain on investments...................     1,775          13,446          6,615          4,171          10,082
                                                   ------         -------        -------         ------         -------
          Net increase in contract owners'
            equity from operations.............    $1,721         $14,047        $ 7,095         $3,811         $ 8,676
                                                   ======         =======        =======         ======         =======

                                                                  COVERED
                                                 U.S. EQUITY        CALL
                                                 SUBACCOUNT      SUBACCOUNT
                                                 -----------     ----------
Investment activity:
  Reinvested dividends.........................    $     0          $  0
  Risk & administrative expense (note 3).......       (304)          (19)
                                                   -------          ----
     Net investment activity...................       (304)          (19)
                                                   -------          ----
Realized & unrealized gain (loss) on
  investments:
  Reinvested capital gains.....................          0             0
  Realized gain (loss).........................         23             0
  Unrealized gain..............................     14,244           461
                                                   -------          ----
     Net gain on investments...................     14,267           461
                                                   -------          ----
          Net increase in contract owners'
            equity from operations.............    $13,963          $442
                                                   =======          ====

   The accompanying notes are an integral part of these financial statements.

NATIONAL SECURITY VARIABLE ACCOUNT N

 STATEMENTS OF OPERATIONS                 FOR THE PERIOD ENDED DECEMBER 31, 2004

                                    STRONG
                              VARIABLE INSURANCE          VAN KAMPEN UNIVERSAL
                                 FUNDS, INC.         INSTITUTIONAL FUNDS - CLASS II       GOLDMAN SACHS VARIABLE INSURANCE TRUST
                              ------------------     -------------------------------     ----------------------------------------
                                                       CORE PLUS          US REAL         GROWTH &       CORE US        CAPITAL
                                OPPORTUNITY II        FIXED INCOME         ESTATE          INCOME         EQUITY         GROWTH
                                  SUBACCOUNT           SUBACCOUNT        SUBACCOUNT      SUBACCOUNT     SUBACCOUNT     SUBACCOUNT
                              ------------------     --------------     ------------     ----------     ----------     ----------
                                     2004                 2004              2004            2004           2004           2004
                              ------------------     --------------     ------------     ----------     ----------     ----------
Investment activity:
  Reinvested dividends......        $    0                $ 888            $ 1,152         $  782         $1,004        $ 1,790
  Risk & administrative
     expense (note 3).......          (533)                (351)              (890)          (228)          (927)        (2,383)
                                    ------                -----            -------         ------         ------        -------
     Net investment
       activity.............          (533)                 537                262            554             77           (593)
                                    ------                -----            -------         ------         ------        -------
Realized & unrealized gain
  (loss) on investments:
  Reinvested capital
     gains..................             0                   54              1,358              0              0              0
  Realized gain (loss)......            46                   (3)             1,474             15            224            (26)
  Unrealized gain (loss)....         5,344                  (80)            21,769          4,312          9,528         11,817
                                    ------                -----            -------         ------         ------        -------
     Net gain (loss) on
       investments..........         5,390                  (29)            24,601          4,327          9,752         11,791
                                    ------                -----            -------         ------         ------        -------
          Net increase in
            contract owners'
            equity from
            operations......        $4,857                $ 508            $24,863         $4,881         $9,829        $11,198
                                    ======                =====            =======         ======         ======        =======

                                                              LAZARD RETIREMENT           THE PRUDENTIAL SERIES        UBS SERIES
                                                                SERIES, INC.                    FUND, INC.               TRUST
                                                          -------------------------     --------------------------     ----------
                                                           EMERGING        SMALL         JENNISON                         U.S.
                                                            MARKET          CAP         20/20 FOCUS      JENNISON      ALLOCATION
                                                          SUBACCOUNT     SUBACCOUNT     SUBACCOUNT      SUBACCOUNT     SUBACCOUNT
                                                          ----------     ----------     -----------     ----------     ----------
                                                             2004           2004           2004            2004           2004
                                                          ----------     ----------     -----------     ----------     ----------
Investment activity:
  Reinvested dividends..................................   $   386        $     0         $     0         $   18         $   41
  Risk & administrative expense (note 3)................      (671)        (1,414)         (1,554)          (292)          (187)
                                                           -------        -------         -------         ------         ------
     Net investment activity............................      (285)        (1,414)         (1,554)          (274)          (146)
                                                           -------        -------         -------         ------         ------
Realized & unrealized gain on investments:
  Reinvested capital gains..............................         0              0               0              0              0
  Realized gain.........................................        22            386             641             15             25
  Unrealized gain.......................................    21,082         18,184          19,549          3,969          1,965
                                                           -------        -------         -------         ------         ------
     Net gain on investments............................    21,104         18,570          20,190          3,984          1,990
                                                           -------        -------         -------         ------         ------
          Net increase in contract owners' equity from
           operations...................................   $20,819        $17,156         $18,636         $3,710         $1,844
                                                           =======        =======         =======         ======         ======

   The accompanying notes are an integral part of these financial statements.

NATIONAL SECURITY VARIABLE ACCOUNT N

 STATEMENTS OF OPERATIONS                 FOR THE PERIOD ENDED DECEMBER 31, 2004

                                                          FIDELITY VARIABLE INSURANCE PRODUCTS -
                                                                    FUND SERVICE CL 2
                                                ----------------------------------------------------------
                                                   VIP            VIP            VIP              VIP
                                                 MID-CAP       CONTRAFUND       GROWTH       EQUITY INCOME
                                                SUBACCOUNT     SUBACCOUNT     SUBACCOUNT      SUBACCOUNT
                                                ----------     ----------     ----------     -------------
                                                   2004           2004           2004            2004
                                                ----------     ----------     ----------     -------------
Investment activity:
  Reinvested dividends........................   $     0        $    22        $    52          $    0
  Risk & administrative expense (note 3)......    (2,227)        (3,849)        (3,080)            (99)
                                                 -------        -------        -------          ------
     Net investment activity..................    (2,227)        (3,827)        (3,028)            (99)
                                                 -------        -------        -------          ------
Realized & unrealized gain (loss) on
  investments:
  Reinvested capital gains....................         0              0              0               0
  Realized gain (loss)........................        18            158           (104)              3
  Unrealized gain.............................    36,411         38,858          4,647           1,322
                                                 -------        -------        -------          ------
     Net gain on investments..................    36,429         39,016          4,543           1,325
                                                 -------        -------        -------          ------
          Net increase in contract owners'
            equity from operations............   $34,202        $35,189        $ 1,515          $1,226
                                                 =======        =======        =======          ======


                                                    JANUS ASPEN SERIES - SERVICE SHARES
                                                -------------------------------------------
                                                WORLDWIDE                     INTERNATIONAL
                                                  GROWTH        BALANCED         GROWTH
                                                SUBACCOUNT     SUBACCOUNT      SUBACCOUNT
                                                ----------     ----------     -------------
                                                   2004           2004            2004
                                                ----------     ----------     -------------
Investment activity:
  Reinvested dividends........................     $ 48           $ 23           $   97
  Risk & administrative expense (note 3)......      (19)           (15)            (138)
                                                   ----           ----           ------
     Net investment activity..................       29              8              (41)
                                                   ----           ----           ------
Realized & unrealized gain (loss) on
  investments:
  Reinvested capital gains....................        0              0                0
  Realized gain (loss)........................        0              1              (73)
  Unrealized gain.............................      603             59            1,311
                                                   ----           ----           ------
     Net gain on investments..................      603             60            1,238
                                                   ----           ----           ------
          Net increase in contract owners'
            equity from operations............     $632           $ 68           $1,197
                                                   ====           ====           ======

                                                                                                 MFS VARIABLE INSURANCE
                                                       J.P. MORGAN SERIES TRUST II               TRUST - SERVICE CLASS
                                                       ---------------------------     ------------------------------------------
                                                          SMALL          MID CAP          NEW          INVESTORS         TOTAL
                                                         COMPANY          VALUE        DISCOVERY      GROWTH STOCK       RETURN
                                                       SUBACCOUNT      SUBACCOUNT      SUBACCOUNT      SUBACCOUNT      SUBACCOUNT
                                                       -----------     -----------     ----------     ------------     ----------
                                                          2004            2004            2004            2004            2004
                                                       -----------     -----------     ----------     ------------     ----------
Investment activity:
  Reinvested dividends...............................    $    0          $   272         $   0           $    0          $  666
  Risk & administrative expense (note 3).............      (248)          (1,728)         (161)            (214)           (633)
                                                         ------          -------         -----           ------          ------
     Net investment activity.........................      (248)          (1,456)         (161)            (214)             33
                                                         ------          -------         -----           ------          ------
Realized & unrealized gain (loss) on investments:
  Reinvested capital gains...........................         0              469             0                0               0
  Realized gain (loss)...............................       243              849           (12)               5              57
  Unrealized gain (loss).............................     5,721           25,429           (10)           3,548           4,331
                                                         ------          -------         -----           ------          ------
     Net gain (loss) on investments..................     5,964           26,747           (22)           3,553           4,388
                                                         ------          -------         -----           ------          ------
          Net increase (decrease) in contract owners'
            equity from operations...................    $5,716          $25,291         $(183)          $3,339          $4,421
                                                         ======          =======         =====           ======          ======

   The accompanying notes are an integral part of these financial statements.

NATIONAL SECURITY VARIABLE ACCOUNT N

 STATEMENTS OF OPERATIONS                 FOR THE PERIOD ENDED DECEMBER 31, 2004

                                                                                                                      DREYFUS
                                                                                                                      VARIABLE
                                                                                                                     INVESTMENT
                                            PIMCO VARIABLE INSURANCE TRUST -                                           FUND -
                                                 ADMINISTRATIVE SHARES                  ROYCE CAPITAL FUND         SERVICE SHARES
                                        ----------------------------------------     -------------------------     --------------
                                           REAL          TOTAL          GLOBAL
                                          RETURN         RETURN          BOND        MICRO-CAP      SMALL-CAP       APPRECIATION
                                        SUBACCOUNT     SUBACCOUNT     SUBACCOUNT     SUBACCOUNT     SUBACCOUNT       SUBACCOUNT
                                        ----------     ----------     ----------     ----------     ----------     --------------
                                           2004           2004           2004           2004           2004             2004
                                        ----------     ----------     ----------     ----------     ----------     --------------
Investment activity:
  Reinvested dividends................   $ 1,167        $ 3,721         $  413         $    0        $     0           $  718
  Risk & administrative expense (note
     3)...............................    (1,397)        (2,695)          (310)          (297)        (1,205)            (575)
                                         -------        -------         ------         ------        -------           ------
     Net investment activity..........      (230)         1,026            103           (297)        (1,205)             143
                                         -------        -------         ------         ------        -------           ------
Realized & unrealized gain on
  investments:
  Reinvested capital gains............     6,205          3,829          2,016          2,332          8,377                0
  Realized gain.......................       296            171             56              6            549               25
  Unrealized gain.....................     2,036          3,300            589          1,121         15,065            1,561
                                         -------        -------         ------         ------        -------           ------
     Net gain on investments..........     8,537          7,300          2,661          3,459         23,991            1,586
                                         -------        -------         ------         ------        -------           ------
          Net increase in contract
            owners' equity from
            operations................   $ 8,307        $ 8,326         $2,764         $3,162        $22,786           $1,729
                                         =======        =======         ======         ======        =======           ======

   The accompanying notes are an integral part of these financial statements.

NATIONAL SECURITY VARIABLE ACCOUNT N

 STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY

                      FOR THE PERIOD ENDED DECEMBER 31, 2004 AND THE PERIOD FROM
                              MARCH 18, 2003 (COMMENCEMENT) TO DECEMBER 31, 2003

                                                                        OHIO NATIONAL FUND, INC.
                                        -----------------------------------------------------------------------------------------
                                               EQUITY                  MONEY MARKET                   BOND                OMNI
                                             SUBACCOUNT                 SUBACCOUNT                 SUBACCOUNT          SUBACCOUNT
                                        ---------------------     -----------------------     --------------------     ----------
                                          2004         2003         2004          2003          2004        2003          2004
                                        --------     --------     ---------     ---------     --------     -------     ----------
Increase (decrease) in contract
  owners' equity from operations:
  Net investment activity.............  $ (3,765)    $   (350)    $    (507)    $    (101)    $ (1,899)    $   849      $   301
  Reinvested capital gains............         0            0             0             0            0           0            0
  Realized gain (loss)................     2,410          (21)           (1)            2          314          (3)           0
  Unrealized gain (loss)..............    54,443       12,198             0             0        9,472        (367)         428
                                        --------     --------     ---------     ---------     --------     -------      -------
     Net increase (decrease) in
       contract owners' equity from
       operations.....................    53,088       11,827          (508)          (99)       7,887         479          729
                                        --------     --------     ---------     ---------     --------     -------      -------
Equity transactions:
  Contract purchase payments (note
     1)...............................   159,271      106,063       373,917        12,805      123,735       5,510       18,231
  Transfers from fixed & other
     subaccounts......................   202,700       41,213       982,500       317,507       89,964      52,842        6,116
  Withdrawals, surrenders & annuity
     payments.........................    (4,642)           0      (212,589)            0       (4,553)          0            0
  Surrender charges (note 3)..........      (234)           0             0             0            0           0            0
  Annual contract fees (note 3).......      (548)           0          (144)            0         (202)          0            0
  Transfers to fixed & other
     subaccounts......................   (46,534)      (9,589)     (475,649)     (288,817)     (12,685)     (6,166)           0
                                        --------     --------     ---------     ---------     --------     -------      -------
     Net equity transactions..........   310,013      137,687       668,035        41,495      196,259      52,186       24,347
                                        --------     --------     ---------     ---------     --------     -------      -------
       Net change in contract owners'
          equity......................   363,101      149,514       667,527        41,396      204,146      52,665       25,076
Contract owners' equity:
  Beginning of period.................   149,514            0        41,396             0       52,665           0            0
                                        --------     --------     ---------     ---------     --------     -------      -------
  End of period.......................  $512,615     $149,514     $ 708,923     $  41,396     $256,811     $52,665      $25,076
                                        ========     ========     =========     =========     ========     =======      =======
Change in units:
  Beginning units.....................    14,595            0         3,654             0        3,988           0            0
                                        --------     --------     ---------     ---------     --------     -------      -------
  Units purchased.....................    33,263       14,736       107,218        17,277       15,483       3,988        3,377
  Units redeemed......................    (2,729)        (141)      (48,056)      (13,623)        (847)          0            0
                                        --------     --------     ---------     ---------     --------     -------      -------
  Ending units........................    45,129       14,595        62,816         3,654       18,624       3,988        3,377
                                        ========     ========     =========     =========     ========     =======      =======

   The accompanying notes are an integral part of these financial statements.

NATIONAL SECURITY VARIABLE ACCOUNT N

 STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY

                      FOR THE PERIOD ENDED DECEMBER 31, 2004 AND THE PERIOD FROM
                              MARCH 18, 2003 (COMMENCEMENT) TO DECEMBER 31, 2003

                                                                    OHIO NATIONAL FUND, INC.
                                               -------------------------------------------------------------------
                                                                           CAPITAL
                                                   INTERNATIONAL         APPRECIATION     INTERNATIONAL SMALL CO.
                                                    SUBACCOUNT            SUBACCOUNT             SUBACCOUNT
                                               ---------------------     ------------     ------------------------
                                                 2004         2003           2004            2004          2003
                                               --------     --------     ------------     ----------     ---------
Increase in contract owners' equity from
  operations:
  Net investment activity....................  $ (4,074)    $   (354)      $  (167)        $    (6)       $    0
  Reinvested capital gains...................         0            0             0               0             0
  Realized gain..............................     1,521        1,436            34               8             0
  Unrealized gain............................    50,379       11,660         3,986           4,339            50
                                               --------     --------       -------         -------        ------
     Net increase in contract owners' equity
       from operations.......................    47,826       12,742         3,853           4,341            50
                                               --------     --------       -------         -------        ------
Equity transactions:
  Contract purchase payments (note 1)........   192,953       96,673        50,979          15,600             0
  Transfers from fixed & other subaccounts...   198,175       90,164         7,838          14,740         1,066
  Withdrawals, surrenders & annuity
     payments................................    (2,187)           0             0               0             0
  Surrender charges (note 3).................         0            0             0               0             0
  Annual contract fees (note 3)..............      (518)           0             0             (63)            0
  Transfers to fixed & other subaccounts.....   (34,503)     (73,413)         (523)         (2,970)            0
                                               --------     --------       -------         -------        ------
     Net equity transactions.................   353,920      113,424        58,294          27,307         1,066
                                               --------     --------       -------         -------        ------
       Net change in contract owners'
          equity.............................   401,746      126,166        62,147          31,648         1,116
Contract owners' equity:
  Beginning of period........................   126,166            0             0           1,116             0
                                               --------     --------       -------         -------        ------
  End of period..............................  $527,912     $126,166       $62,147         $32,764        $1,116
                                               ========     ========       =======         =======        ======
Change in units:
  Beginning units............................    14,984            0             0             121             0
                                               --------     --------       -------         -------        ------
  Units purchased............................    42,893       22,828         3,817           2,896           121
  Units redeemed.............................    (1,601)      (7,844)          (32)            (32)            0
                                               --------     --------       -------         -------        ------
  Ending units...............................    56,276       14,984         3,785           2,985           121
                                               ========     ========       =======         =======        ======

                                                    OHIO NATIONAL FUND, INC.
                                               -----------------------------------
                                                                         MID CAP
                                                SMALL CAP GROWTH       OPPORTUNITY
                                                   SUBACCOUNT          SUBACCOUNT
                                               -------------------     -----------
                                                2004        2003          2004
                                               -------     -------     -----------
Increase in contract owners' equity from
  operations:
  Net investment activity....................  $  (241)    $   (50)      $   (54)
  Reinvested capital gains...................        0           0             0
  Realized gain..............................       14          10            12
  Unrealized gain............................    2,621         989         1,763
                                               -------     -------       -------
     Net increase in contract owners' equity
       from operations.......................    2,394         949         1,721
                                               -------     -------       -------
Equity transactions:
  Contract purchase payments (note 1)........        0      12,885        24,916
  Transfers from fixed & other subaccounts...    7,432           0         5,668
  Withdrawals, surrenders & annuity
     payments................................        0           0             0
  Surrender charges (note 3).................        0           0             0
  Annual contract fees (note 3)..............      (51)          0             0
  Transfers to fixed & other subaccounts.....   (1,029)          0          (210)
                                               -------     -------       -------
     Net equity transactions.................    6,352      12,885        30,374
                                               -------     -------       -------
       Net change in contract owners'
          equity.............................    8,746      13,834        32,095
Contract owners' equity:
  Beginning of period........................   13,834           0             0
                                               -------     -------       -------
  End of period..............................  $22,580     $13,834       $32,095
                                               =======     =======       =======
Change in units:
  Beginning units............................    2,998           0             0
                                               -------     -------       -------
  Units purchased............................    1,466       2,998         2,361
  Units redeemed.............................      (12)          0           (15)
                                               -------     -------       -------
  Ending units...............................    4,452       2,998         2,346
                                               =======     =======       =======

   The accompanying notes are an integral part of these financial statements.

NATIONAL SECURITY VARIABLE ACCOUNT N

 STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY

                      FOR THE PERIOD ENDED DECEMBER 31, 2004 AND THE PERIOD FROM
                              MARCH 18, 2003 (COMMENCEMENT) TO DECEMBER 31, 2003

                                                                     OHIO NATIONAL FUND, INC.
                                           ----------------------------------------------------------------------------
                                            S&P 500
                                             INDEX              BLUE CHIP             HIGH INCOME BOND       NASDAQ-100
                                           SUBACCOUNT           SUBACCOUNT               SUBACCOUNT          SUBACCOUNT
                                           ----------     ----------------------     -------------------     ----------
                                              2004          2004          2003        2004        2003          2004
                                           ----------     ---------     --------     -------     -------     ----------
Increase in contract owners' equity from
  operations:
  Net investment activity................  $     601      $     480     $     (5)    $  (360)    $   441     $  (1,406)
  Reinvested capital gains...............          0              0            0           0           0             0
  Realized gain (loss)...................       (128)           (32)         (17)        241          16           (48)
  Unrealized gain........................     13,574          6,647           87       3,930         504        10,130
                                           ---------      ---------     --------     -------     -------     ---------
     Net increase in contract owners'
       equity from operations............     14,047          7,095           65       3,811         961         8,676
                                           ---------      ---------     --------     -------     -------     ---------
Equity transactions:
  Contract purchase payments (note 1)....     52,500         20,000        2,140      24,150      12,315         6,900
  Transfers from fixed & other
     subaccounts.........................    425,557        283,705        8,922       8,542       8,171       283,705
  Withdrawals, surrenders & annuity
     payments............................          0              0            0      (2,284)          0             0
  Surrender charges (note 3).............          0              0            0        (118)          0             0
  Annual contract fees (note 3)..........          0             (4)           0         (48)          0             0
  Transfers to fixed & other
     subaccounts.........................   (212,777)      (141,850)     (10,318)     (1,756)     (1,026)     (141,851)
                                           ---------      ---------     --------     -------     -------     ---------
     Net equity transactions.............    265,280        161,851          744      28,486      19,460       148,754
                                           ---------      ---------     --------     -------     -------     ---------
       Net change in contract owners'
          equity.........................    279,327        168,946          809      32,297      20,421       157,430
Contract owners' equity:
  Beginning of period....................          0            809            0      20,421           0             0
                                           ---------      ---------     --------     -------     -------     ---------
  End of period..........................  $ 279,327      $ 169,755     $    809     $52,718     $20,421     $ 157,430
                                           =========      =========     ========     =======     =======     =========
Change in units:
  Beginning units........................          0             82            0       1,755           0             0
                                           ---------      ---------     --------     -------     -------     ---------
  Units purchased........................     25,401         15,788          741       2,664       1,757        40,195
  Units redeemed.........................          0              0         (659)       (269)         (2)            0
                                           ---------      ---------     --------     -------     -------     ---------
  Ending units...........................     25,401         15,870           82       4,150       1,755        40,195
                                           =========      =========     ========     =======     =======     =========

                                            OHIO NATIONAL FUND, INC.
                                           --------------------------
                                                            COVERED
                                           U.S. EQUITY        CALL
                                           SUBACCOUNT      SUBACCOUNT
                                           -----------     ----------
                                              2004            2004
                                           -----------     ----------
Increase in contract owners' equity from
  operations:
  Net investment activity................   $   (304)        $  (19)
  Reinvested capital gains...............          0              0
  Realized gain (loss)...................         23              0
  Unrealized gain........................     14,244            461
                                            --------         ------
     Net increase in contract owners'
       equity from operations............     13,963            442
                                            --------         ------
Equity transactions:
  Contract purchase payments (note 1)....    112,672          8,095
  Transfers from fixed & other
     subaccounts.........................          0              0
  Withdrawals, surrenders & annuity
     payments............................          0              0
  Surrender charges (note 3).............          0              0
  Annual contract fees (note 3)..........          0              0
  Transfers to fixed & other
     subaccounts.........................          0              0
                                            --------         ------
     Net equity transactions.............    112,672          8,095
                                            --------         ------
       Net change in contract owners'
          equity.........................    126,635          8,537
Contract owners' equity:
  Beginning of period....................          0              0
                                            --------         ------
  End of period..........................   $126,635         $8,537
                                            ========         ======
Change in units:
  Beginning units........................          0              0
                                            --------         ------
  Units purchased........................     10,914            802
  Units redeemed.........................          0              0
                                            --------         ------
  Ending units...........................     10,914            802
                                            ========         ======

   The accompanying notes are an integral part of these financial statements.

NATIONAL SECURITY VARIABLE ACCOUNT N

 STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY

                      FOR THE PERIOD ENDED DECEMBER 31, 2004 AND THE PERIOD FROM
                              MARCH 18, 2003 (COMMENCEMENT) TO DECEMBER 31, 2003

                                                             STRONG VARIABLE                    VAN KAMPEN UNIVERSAL
                                                          INSURANCE FUNDS, INC.            INSTITUTIONAL FUNDS - CLASS II
                                                          ---------------------     ---------------------------------------------
                                                                                         CORE PLUS
                                                             OPPORTUNITY II             FIXED INCOME            US REAL ESTATE
                                                               SUBACCOUNT                SUBACCOUNT               SUBACCOUNT
                                                          ---------------------     --------------------     --------------------
                                                            2004         2003        2004         2003         2004        2003
                                                          --------     --------     -------     --------     --------     -------
Increase in contract owners' equity from operations:
  Net investment activity...............................  $  (533)     $   (58)     $   537     $    (47)    $    262     $   (66)
  Reinvested capital gains..............................        0            0           54            0        1,358           0
  Realized gain (loss)..................................       46         (164)          (3)         536        1,474          (1)
  Unrealized gain (loss)................................    5,344        1,800          (80)          31       21,769       1,593
                                                          -------      -------      -------     --------     --------     -------
     Net increase in contract owners' equity from
      operations........................................    4,857        1,578          508          520       24,863       1,526
                                                          -------      -------      -------     --------     --------     -------
Equity transactions:
  Contract purchase payments (note 1)...................   26,000       10,816       36,190       10,703       41,355       9,708
  Transfers from fixed & other subaccounts..............        0            0            0       53,060       41,019      15,282
  Withdrawals, surrenders & annuity payments............        0            0            0            0          (55)          0
  Surrender charges (note 3)............................        0            0            0            0            0           0
  Annual contract fees (note 3).........................      (82)           0          (16)           0         (165)          0
  Transfers to fixed & other subaccounts................        0            0            0      (60,692)     (15,762)     (3,601)
                                                          -------      -------      -------     --------     --------     -------
     Net equity transactions............................   25,918       10,816       36,174        3,071       66,392      21,389
                                                          -------      -------      -------     --------     --------     -------
       Net change in contract owners' equity............   30,775       12,394       36,682        3,591       91,255      22,915
Contract owners' equity:
  Beginning of period...................................   12,394            0        3,591            0       22,915           0
                                                          -------      -------      -------     --------     --------     -------
  End of period.........................................  $43,169      $12,394      $40,273     $  3,591     $114,170     $22,915
                                                          =======      =======      =======     ========     ========     =======
Change in units:
  Beginning units.......................................    1,003            0          312            0        1,793           0
                                                          -------      -------      -------     --------     --------     -------
  Units purchased.......................................    2,000        1,003        3,099        3,279        5,618       1,828
  Units redeemed........................................       (6)           0           (1)      (2,967)        (752)        (35)
                                                          -------      -------      -------     --------     --------     -------
  Ending units..........................................    2,997        1,003        3,410          312        6,659       1,793
                                                          =======      =======      =======     ========     ========     =======

   The accompanying notes are an integral part of these financial statements.

NATIONAL SECURITY VARIABLE ACCOUNT N

 STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY

                      FOR THE PERIOD ENDED DECEMBER 31, 2004 AND THE PERIOD FROM
                              MARCH 18, 2003 (COMMENCEMENT) TO DECEMBER 31, 2003

                                                                          GOLDMAN SACHS VARIABLE INSURANCE TRUST
                                                          -----------------------------------------------------------------------
                                                            GROWTH & INCOME          CORE US EQUITY            CAPITAL GROWTH
                                                               SUBACCOUNT              SUBACCOUNT                SUBACCOUNT
                                                          --------------------     -------------------     ----------------------
                                                           2004         2003        2004        2003         2004          2003
                                                          -------     --------     -------     -------     ---------     --------
Increase in contract owners' equity from operations:
  Net investment activity...............................  $   554     $      1     $    77     $    87     $    (593)    $    (14)
  Reinvested capital gains..............................        0            0           0           0             0            0
  Realized gain (loss)..................................       15           80         224         (29)          (26)         (43)
  Unrealized gain.......................................    4,312           82       9,528       2,053        11,817          374
                                                          -------     --------     -------     -------     ---------     --------
     Net increase in contract owners' equity from
      operations........................................    4,881          163       9,829       2,111        11,198          317
                                                          -------     --------     -------     -------     ---------     --------
Equity transactions:
  Contract purchase payments (note 1)...................   50,715        2,675      34,529       2,951        25,692        5,457
  Transfers from fixed & other subaccounts..............    6,307       11,985      31,318      26,194       440,338       18,076
  Withdrawals, surrenders & annuity payments............        0            0        (882)          0             0            0
  Surrender charges (note 3)............................        0            0           0           0             0            0
  Annual contract fees (note 3).........................       (5)           0        (102)          0           (35)           0
  Transfers to fixed & other subaccounts................      (96)     (13,826)     (5,137)     (3,934)     (213,497)     (17,914)
                                                          -------     --------     -------     -------     ---------     --------
     Net equity transactions............................   56,921          834      59,726      25,211       252,498        5,619
                                                          -------     --------     -------     -------     ---------     --------
       Net change in contract owners' equity............   61,802          997      69,555      27,322       263,696        5,936
Contract owners' equity:
  Beginning of period...................................      997            0      27,322           0         5,936            0
                                                          -------     --------     -------     -------     ---------     --------
  End of period.........................................  $62,799     $    997     $96,877     $27,322     $ 269,632     $  5,936
                                                          =======     ========     =======     =======     =========     ========
Change in units:
  Beginning units.......................................      120            0       2,874           0           607            0
                                                          -------     --------     -------     -------     ---------     --------
  Units purchased.......................................    6,357        1,099       6,419       2,936        25,033        1,622
  Units redeemed........................................      (10)        (979)       (301)        (62)          (14)      (1,015)
                                                          -------     --------     -------     -------     ---------     --------
  Ending units..........................................    6,467          120       8,992       2,874        25,626          607
                                                          =======     ========     =======     =======     =========     ========

   The accompanying notes are an integral part of these financial statements.

NATIONAL SECURITY VARIABLE ACCOUNT N

 STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY

                      FOR THE PERIOD ENDED DECEMBER 31, 2004 AND THE PERIOD FROM
                              MARCH 18, 2003 (COMMENCEMENT) TO DECEMBER 31, 2003

                                               LAZARD RETIREMENT SERIES, INC.              THE PRUDENTIAL SERIES FUND, INC.
                                             -----------------------------------     --------------------------------------------
                                              EMERGING                                     JENNISON
                                               MARKET            SMALL CAP               20/20 FOCUS               JENNISON
                                             SUBACCOUNT          SUBACCOUNT               SUBACCOUNT              SUBACCOUNT
                                             ----------     --------------------     --------------------     -------------------
                                                2004          2004        2003         2004        2003        2004        2003
                                             ----------     --------     -------     --------     -------     -------     -------
Increase in contract owners' equity from
  operations:
  Net investment activity..................   $   (285)     $ (1,414)    $    (6)    $ (1,554)    $  (117)    $  (274)    $   (19)
  Reinvested capital gains.................          0             0           0            0           0           0           0
  Realized gain (loss).....................         22           386           0          641         108          15         (14)
  Unrealized gain..........................     21,082        18,184         251       19,549       3,380       3,969         365
                                              --------      --------     -------     --------     -------     -------     -------
     Net increase in contract owners'
       equity from operations..............     20,819        17,156         245       18,636       3,371       3,710         332
                                              --------      --------     -------     --------     -------     -------     -------
Equity transactions:
  Contract purchase payments (note 1)......     31,790        35,713           0       67,353       9,099      10,971       3,316
  Transfers from fixed & other
     subaccounts...........................     70,788       116,412      18,971       50,456      39,568      34,034       6,535
  Withdrawals, surrenders & annuity
     payments..............................          0             0           0       (1,865)          0           0           0
  Surrender charges (note 3)...............          0             0           0            0           0           0           0
  Annual contract fees (note 3)............          0            (9)          0         (161)          0         (34)          0
  Transfers to fixed & other subaccounts...     (8,801)       (5,315)          0      (10,498)     (9,077)     (9,160)     (4,247)
                                              --------      --------     -------     --------     -------     -------     -------
     Net equity transactions...............     93,777       146,801      18,971      105,285      39,590      35,811       5,604
                                              --------      --------     -------     --------     -------     -------     -------
       Net change in contract owners'
          equity...........................    114,596       163,957      19,216      123,921      42,961      39,521       5,936
Contract owners' equity:
  Beginning of period......................          0        19,216           0       42,961           0       5,936           0
                                              --------      --------     -------     --------     -------     -------     -------
  End of period............................   $114,596      $183,173     $19,216     $166,882     $42,961     $45,457     $ 5,936
                                              ========      ========     =======     ========     =======     =======     =======
Change in units:
  Beginning units..........................          0         1,348           0        4,682           0         995           0
                                              --------      --------     -------     --------     -------     -------     -------
  Units purchased..........................      7,966        10,338       1,348       12,091       4,834       6,125       1,148
  Units redeemed...........................          0          (342)          0         (789)       (152)        (47)       (153)
                                              --------      --------     -------     --------     -------     -------     -------
  Ending units.............................      7,966        11,344       1,348       15,984       4,682       7,073         995
                                              ========      ========     =======     ========     =======     =======     =======

   The accompanying notes are an integral part of these financial statements.

NATIONAL SECURITY VARIABLE ACCOUNT N

 STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY

                      FOR THE PERIOD ENDED DECEMBER 31, 2004 AND THE PERIOD FROM
                              MARCH 18, 2003 (COMMENCEMENT) TO DECEMBER 31, 2003

                                                                    UBS SERIES TRUST
                                                              -----------------------------
                                                                     U.S. ALLOCATION
                                                                       SUBACCOUNT
                                                              -----------------------------
                                                                 2004             2003
                                                              ----------     --------------
Increase in contract owners' equity from operations:
  Net investment activity...................................   $  (146)         $   (22)
  Reinvested capital gains..................................         0                0
  Realized gain.............................................        25                0
  Unrealized gain...........................................     1,965              494
                                                               -------          -------
     Net increase in contract owners' equity from
      operations............................................     1,844              472
                                                               -------          -------
Equity transactions:
  Contract purchase payments (note 1).......................    11,908            5,304
  Transfers from fixed & other subaccounts..................         0                0
  Withdrawals, surrenders & annuity payments................         0                0
  Surrender charges (note 3)................................         0                0
  Annual contract fees (note 3).............................       (37)               0
  Transfers to fixed & other subaccounts....................      (136)               0
                                                               -------          -------
     Net equity transactions................................    11,735            5,304
                                                               -------          -------
       Net change in contract owners' equity................    13,579            5,776
Contract owners' equity:
  Beginning of period.......................................     5,776                0
                                                               -------          -------
  End of period.............................................   $19,355          $ 5,776
                                                               =======          =======
Change in units:
  Beginning units...........................................       694                0
                                                               -------          -------
  Units purchased...........................................     1,464              694
  Units redeemed............................................       (20)               0
                                                               -------          -------
  Ending units..............................................     2,138              694
                                                               =======          =======

   The accompanying notes are an integral part of these financial statements.

NATIONAL SECURITY VARIABLE ACCOUNT N

 STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY

                      FOR THE PERIOD ENDED DECEMBER 31, 2004 AND THE PERIOD FROM
                              MARCH 18, 2003 (COMMENCEMENT) TO DECEMBER 31, 2003

                                                   FIDELITY VARIABLE INSURANCE PRODUCTS FUND - SERVICE CL 2
                             ----------------------------------------------------------------------------------------------------
                                                                                                                       VIP EQUITY
                                    VIP MID CAP                 VIP CONTRAFUND                  VIP GROWTH               INCOME
                                    SUBACCOUNT                    SUBACCOUNT                    SUBACCOUNT             SUBACCOUNT
                             -------------------------     -------------------------     -------------------------     ----------
                                2004           2003           2004           2003           2004           2003           2004
                             ----------     ----------     ----------     ----------     ----------     ----------     ----------
Increase in contract
  owners' equity from
  operations:
  Net investment
     activity..............  $  (2,227)      $    (1)      $  (3,827)      $   (31)      $  (3,028)      $   (13)       $   (99)
  Reinvested capital
     gains.................          0             0               0             0               0             0              0
  Realized gain (loss).....         18             0             158             1            (104)            0              3
  Unrealized gain..........     36,411            40          38,858           736           4,647           802          1,322
                             ---------       -------       ---------       -------       ---------       -------        -------
     Net increase in
       contract owners'
       equity from
       operations..........     34,202            39          35,189           706           1,515           789          1,226
                             ---------       -------       ---------       -------       ---------       -------        -------
Equity transactions:
  Contract purchase
     payments (note 1).....     40,800             0          39,520         7,072               0             0              0
  Transfers from fixed &
     other subaccounts.....    330,100         1,067         679,729         1,067         424,354        38,073         14,401
  Withdrawals, surrenders &
     annuity payments......          0             0          (2,889)            0               0             0              0
  Surrender charges (note
     3)....................          0             0            (243)            0               0             0              0
  Annual contract fees
     (note 3)..............        (65)            0            (111)            0             (83)            0              0
  Transfers to fixed &
     other subaccounts.....   (154,278)            0        (296,558)            0        (144,214)            0         (2,059)
                             ---------       -------       ---------       -------       ---------       -------        -------
     Net equity
       transactions........    216,557         1,067         419,448         8,139         280,057        38,073         12,342
                             ---------       -------       ---------       -------       ---------       -------        -------
       Net change in
          contract owners'
          equity...........    250,759         1,106         454,637         8,845         281,572        38,862         13,568
Contract owners' equity:
  Beginning of period......      1,106             0           8,845             0          38,862             0              0
                             ---------       -------       ---------       -------       ---------       -------        -------
  End of period............  $ 251,865       $ 1,106       $ 463,482       $ 8,845       $ 320,434       $38,862        $13,568
                             =========       =======       =========       =======       =========       =======        =======
Change in units:
  Beginning units..........         86             0             986             0           6,317             0              0
                             ---------       -------       ---------       -------       ---------       -------        -------
  Units purchased..........     15,934            86          45,902           986          44,913         6,317          1,144
  Units redeemed...........        (51)            0          (1,413)            0             (14)            0              0
                             ---------       -------       ---------       -------       ---------       -------        -------
  Ending units.............     15,969            86          45,475           986          51,216         6,317          1,144
                             =========       =======       =========       =======       =========       =======        =======

   The accompanying notes are an integral part of these financial statements.

NATIONAL SECURITY VARIABLE ACCOUNT N

 STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY

                      FOR THE PERIOD ENDED DECEMBER 31, 2004 AND THE PERIOD FROM
                              MARCH 18, 2003 (COMMENCEMENT) TO DECEMBER 31, 2003

                                             JANUS ASPEN SERIES - SERVICE SHARES                 J.P. MORGAN SERIES TRUST II
                                  ----------------------------------------------------------     -------------------------
                                  WORLDWIDE                                    INTERNATIONAL
                                    GROWTH               BALANCED                 GROWTH               SMALL COMPANY
                                  SUBACCOUNT            SUBACCOUNT              SUBACCOUNT              SUBACCOUNT
                                  ----------     -------------------------     -------------     -------------------------
                                     2004           2004           2003            2004             2004           2003
                                  ----------     ----------     ----------     -------------     ----------     ----------
Increase in contract owners'
  equity from operations:
  Net investment activity.......   $    29        $     8        $     4          $   (41)        $  (248)       $   (23)
  Reinvested capital gains......         0              0              0                0               0              0
  Realized gain (loss)..........         0              1              0              (73)            243            (48)
  Unrealized gain...............       603             59             64            1,311           5,721            524
                                   -------        -------        -------          -------         -------        -------
     Net increase in contract
       owners' equity from
       operations...............       632             68             68            1,197           5,716            453
                                   -------        -------        -------          -------         -------        -------
Equity transactions:
  Contract purchase payments
     (note 1)...................     8,095              0            954           12,496          24,583          3,851
  Transfers from fixed & other
     subaccounts................         0              0              0                0          13,144         10,867
  Withdrawals, surrenders &
     annuity payments...........         0              0              0           (2,394)              0              0
  Surrender charges (note 3)....         0              0              0             (201)              0              0
  Annual contract fees (note
     3).........................         0             (3)             0                0             (35)             0
  Transfers to fixed & other
     subaccounts................         0              0              0                0          (2,973)        (9,235)
                                   -------        -------        -------          -------         -------        -------
     Net equity transactions....     8,095             (3)           954            9,901          34,719          5,483
                                   -------        -------        -------          -------         -------        -------
       Net change in contract
          owners' equity........     8,727             65          1,022           11,098          40,435          5,936
Contract owners' equity:
  Beginning of period...........         0          1,022              0                0           5,936              0
                                   -------        -------        -------          -------         -------        -------
  End of period.................   $ 8,727        $ 1,087        $ 1,022          $11,098         $46,371        $ 5,936
                                   =======        =======        =======          =======         =======        =======
Change in units:
  Beginning units...............         0            109              0                0             609              0
                                   -------        -------        -------          -------         -------        -------
  Units purchased...............     1,556              0            109            2,088           3,394          1,114
  Units redeemed................         0             (1)             0             (447)           (211)          (505)
                                   -------        -------        -------          -------         -------        -------
  Ending units..................     1,556            108            109            1,641           3,792            609
                                   =======        =======        =======          =======         =======        =======

                                 J.P. MORGAN SERIES TRUST II
                                  -----------------------------

                                          MID CAP VALUE
                                           SUBACCOUNT
                                  -----------------------------
                                     2004             2003
                                  ----------     --------------
Increase in contract owners'
  equity from operations:
  Net investment activity.......   $ (1,456)        $  (174)
  Reinvested capital gains......        469               0
  Realized gain (loss)..........        849             (13)
  Unrealized gain...............     25,429           4,237
                                   --------         -------
     Net increase in contract
       owners' equity from
       operations...............     25,291           4,050
                                   --------         -------
Equity transactions:
  Contract purchase payments
     (note 1)...................     75,326          22,308
  Transfers from fixed & other
     subaccounts................     64,838          35,901
  Withdrawals, surrenders &
     annuity payments...........     (3,108)              0
  Surrender charges (note 3)....       (165)              0
  Annual contract fees (note
     3).........................       (288)              0
  Transfers to fixed & other
     subaccounts................    (14,045)         (8,087)
                                   --------         -------
     Net equity transactions....    122,558          50,122
                                   --------         -------
       Net change in contract
          owners' equity........    147,849          54,172
Contract owners' equity:
  Beginning of period...........     54,172               0
                                   --------         -------
  End of period.................   $202,021         $54,172
                                   ========         =======
Change in units:
  Beginning units...............      3,890               0
                                   --------         -------
  Units purchased...............      8,968           3,959
  Units redeemed................       (705)            (69)
                                   --------         -------
  Ending units..................     12,153           3,890
                                   ========         =======

   The accompanying notes are an integral part of these financial statements.

NATIONAL SECURITY VARIABLE ACCOUNT N

 STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY

                      FOR THE PERIOD ENDED DECEMBER 31, 2004 AND THE PERIOD FROM
                              MARCH 18, 2003 (COMMENCEMENT) TO DECEMBER 31, 2003

                                                                       MFS VARIABLE INSURANCE TRUST - SERVICE CLASS
                                                         ------------------------------------------------------------------------
                                                                                        INVESTORS
                                                               NEW DISCOVERY           GROWTH STOCK           TOTAL RETURN
                                                                SUBACCOUNT              SUBACCOUNT             SUBACCOUNT
                                                         -------------------------     ------------     -------------------------
                                                            2004           2003            2004            2004           2003
                                                         ----------     ----------     ------------     ----------     ----------
Increase (decrease) in contract owners' equity from
  operations:
  Net investment activity..............................   $  (161)       $    (1)        $  (214)        $    33        $  (143)
  Reinvested capital gains.............................         0              0               0               0              0
  Realized gain (loss).................................       (12)            10               5              57             28
  Unrealized gain (loss)...............................       (10)            36           3,548           4,331          2,413
                                                          -------        -------         -------         -------        -------
     Net increase (decrease) in contract owners' equity
      from operations..................................      (183)            45           3,339           4,421          2,298
                                                          -------        -------         -------         -------        -------
Equity transactions:
  Contract purchase payments (note 1)..................    10,520          2,860          25,121               0         38,607
  Transfers from fixed & other subaccounts.............         0              0          14,401           7,200              0
  Withdrawals, surrenders & annuity payments...........         0              0               0               0              0
  Surrender charges (note 3)...........................         0              0               0               0              0
  Annual contract fees (note 3)........................       (22)             0               0            (178)             0
  Transfers to fixed & other subaccounts...............         0              0          (2,058)         (1,030)             0
                                                          -------        -------         -------         -------        -------
     Net equity transactions...........................    10,498          2,860          37,464           5,992         38,607
                                                          -------        -------         -------         -------        -------
       Net change in contract owners' equity...........    10,315          2,905          40,803          10,413         40,905
Contract owners' equity:
  Beginning of period..................................     2,905              0               0          40,905              0
                                                          -------        -------         -------         -------        -------
  End of period........................................   $13,220        $ 2,905         $40,803         $51,318        $40,905
                                                          =======        =======         =======         =======        =======
Change in units:
  Beginning units......................................       284              0               0           3,736              0
                                                          -------        -------         -------         -------        -------
  Units purchased......................................       953            284           4,113             561          3,736
  Units redeemed.......................................        (2)             0               0             (16)             0
                                                          -------        -------         -------         -------        -------
  Ending units.........................................     1,235            284           4,113           4,281          3,736
                                                          =======        =======         =======         =======        =======

   The accompanying notes are an integral part of these financial statements.

NATIONAL SECURITY VARIABLE ACCOUNT N

 STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY

                      FOR THE PERIOD ENDED DECEMBER 31, 2004 AND THE PERIOD FROM
                              MARCH 18, 2003 (COMMENCEMENT) TO DECEMBER 31, 2003

                                                                PIMCO VARIABLE INSURANCE TRUST - ADMINISTRATIVE SHARES
                                                              -----------------------------------------------------------
                                                                 REAL RETURN          TOTAL RETURN         GLOBAL BOND
                                                                  SUBACCOUNT           SUBACCOUNT          SUBACCOUNT
                                                              ------------------   ------------------   -----------------
                                                                2004      2003       2004      2003      2004      2003
                                                              --------   -------   --------   -------   -------   -------
Increase in contract owners' equity from operations:
  Net investment activity...................................  $   (230)  $   (79)  $  1,026   $   227   $   103   $    30
  Reinvested capital gains..................................     6,205       969      3,829       553     2,016        50
  Realized gain.............................................       296        30        171         8        56         1
  Unrealized gain (loss)....................................     2,036       353      3,300      (308)      589       523
                                                              --------   -------   --------   -------   -------   -------
     Net increase in contract owners' equity from
      operations............................................     8,307     1,273      8,326       480     2,764       604
                                                              --------   -------   --------   -------   -------   -------
Equity transactions:
  Contract purchase payments (note 1).......................    74,262    30,212     82,412    17,330     2,496         0
  Transfers from fixed & other subaccounts..................   137,714    17,747    134,382    65,693    26,961     9,940
  Withdrawals, surrenders & annuity payments................         0         0     (6,532)        0    (2,361)        0
  Surrender charges (note 3)................................         0         0       (184)        0      (199)        0
  Annual contract fees (note 3).............................      (154)        0       (311)        0       (60)        0
  Transfers to fixed & other subaccounts....................   (38,324)        0    (21,320)        0    (6,549)        0
                                                              --------   -------   --------   -------   -------   -------
     Net equity transactions................................   173,498    47,959    188,447    83,023    20,288     9,940
                                                              --------   -------   --------   -------   -------   -------
       Net change in contract owners' equity................   181,805    49,232    196,773    83,503    23,052    10,544
Contract owners' equity:
  Beginning of period.......................................    49,232         0     83,503         0    10,544         0
                                                              --------   -------   --------   -------   -------   -------
  End of period.............................................  $231,037   $49,232   $280,276   $83,503   $33,596   $10,544
                                                              ========   =======   ========   =======   =======   =======
Change in units:
  Beginning units...........................................     4,302         0      7,737         0       875         0
                                                              --------   -------   --------   -------   -------   -------
  Units purchased...........................................    15,419     4,302     18,351     7,737     1,927       875
  Units redeemed............................................      (927)        0       (984)        0      (246)        0
                                                              --------   -------   --------   -------   -------   -------
  Ending units..............................................    18,794     4,302     25,104     7,737     2,556       875
                                                              ========   =======   ========   =======   =======   =======

   The accompanying notes are an integral part of these financial statements.

NATIONAL SECURITY VARIABLE ACCOUNT N

 STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY

                      FOR THE PERIOD ENDED DECEMBER 31, 2004 AND THE PERIOD FROM
                              MARCH 18, 2003 (COMMENCEMENT) TO DECEMBER 31, 2003

                                                                                                       DREYFUS VARIABLE
                                                                                                       INVESTMENT FUND -
                                                                        ROYCE CAPITAL FUND              SERVICE SHARES
                                                              --------------------------------------   -----------------
                                                                  MICRO-CAP           SMALL-CAP          APPRECIATION
                                                                 SUBACCOUNT           SUBACCOUNT          SUBACCOUNT
                                                              -----------------   ------------------   -----------------
                                                               2004      2003       2004      2003      2004      2003
                                                              -------   -------   --------   -------   -------   -------
Increase in contract owners' equity from operations:
  Net investment activity...................................  $  (297)  $   (23)  $ (1,205)  $   (62)  $   143   $   147
  Reinvested capital gains..................................    2,332       233      8,377     1,238         0         0
  Realized gain (loss)......................................        6        19        549       (23)       25        (8)
  Unrealized gain...........................................    1,121       418     15,065       702     1,561     1,416
                                                              -------   -------   --------   -------   -------   -------
     Net increase in contract owners' equity from
      operations............................................    3,162       647     22,786     1,855     1,729     1,555
                                                              -------   -------   --------   -------   -------   -------
Equity transactions:
  Contract purchase payments (note 1).......................    6,822     8,560     41,331     2,559     8,680     9,739
  Transfers from fixed & other subaccounts..................   14,716     1,067    106,467    25,273    20,032    15,480
  Withdrawals, surrenders & annuity payments................        0         0     (2,249)        0       (68)        0
  Surrender charges (note 3)................................        0         0       (132)        0         0         0
  Annual contract fees (note 3).............................     (120)        0       (153)        0      (116)        0
  Transfers to fixed & other subaccounts....................   (2,355)        0    (27,681)   (3,253)   (2,024)   (1,882)
                                                              -------   -------   --------   -------   -------   -------
     Net equity transactions................................   19,063     9,627    117,583    24,579    26,504    23,337
                                                              -------   -------   --------   -------   -------   -------
       Net change in contract owners' equity................   22,225    10,274    140,369    26,434    28,233    24,892
Contract owners' equity:
  Beginning of period.......................................   10,274         0     26,434         0    24,892         0
                                                              -------   -------   --------   -------   -------   -------
  End of period.............................................  $32,499   $10,274   $166,803   $26,434   $53,125   $24,892
                                                              =======   =======   ========   =======   =======   =======
Change in units:
  Beginning units...........................................      700         0      1,894         0     2,129         0
                                                              -------   -------   --------   -------   -------   -------
  Units purchased...........................................    1,289       700      8,390     1,925     2,299     2,145
  Units redeemed............................................      (17)        0       (584)      (31)      (31)      (16)
                                                              -------   -------   --------   -------   -------   -------
  Ending units..............................................    1,972       700      9,700     1,894     4,397     2,129
                                                              =======   =======   ========   =======   =======   =======

   The accompanying notes are an integral part of these financial statements.

NATIONAL SECURITY VARIABLE ACCOUNT N
NOTES TO FINANCIAL STATEMENTS                                  December 31, 2004

(1) BASIS OF PRESENTATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

   National Security Variable Account N (the Account) is a separate account of National Security Life and Annuity Company (NSLA) and all obligations arising under variable annuity contracts are general corporate obligations of NSLA. The account is registered as a unit investment trust under the Investment Company Act of 1940. The Account commenced operations on March 18, 2003.

   Assets of the Account are invested in portfolio shares of Ohio National Fund, Inc., Strong Variable Insurance Funds, Inc., Van Kampen Universal Institutional Funds, Inc. -- Class II, Goldman Sachs Variable Insurance Trust, Lazard Retirement Series Inc., The Prudential Series Fund, Inc., UBS Series Trust, Fidelity Variable Insurance Products Fund Service Class 2, Janus Aspen Series -- Service Shares, J. P. Morgan Series Trust II, MFS Variable Insurance Trust -- Service Class, and PIMCO Variable Insurance
   Trust -- Administrative Shares, Royce Capital Fund, Dreyfus Variable Investment Fund -- Service Shares, (collectively the Funds). The Funds are diversified open-end management investment companies. The Funds' investments are subject to varying degrees of market, interest and financial risks; the issuers' abilities to meet certain obligations may be affected by economic developments in their respective industries.

   Annuity reserves for contracts that have been annuitized are computed according to the 2000 Annuity Table. The assumed interest rate is 3.33 percent. Charges to annuity reserves for adverse mortality and expense risk experience are reimbursed to the Account by NSLA. Such amounts are included in risk and administrative expenses.

   The fair value of the underlying mutual funds is based on the closing net asset value of fund shares held at December 31, 2004. Share transactions are recorded on the trade date. Income from dividends and capital gain distributions are recorded on the ex-dividend date. Net realized capital gains and losses are determined on the basis of average cost.

   Ohio National Investments, Inc. (ONI), a wholly owned subsidiary of The Ohio National Life Insurance Company, performs investment advisory services on behalf of the Ohio National Fund, Inc. (ON Fund) in which the Account invests. For these services, ONI received fees from the ON Fund of approximately $10.3 million for the year ended December 31, 2004.

   For certain products, NSLA credits an extra amount to the contract holder's contract each time a purchase payment is made. The extra credit equals 4% of each purchase payment. For the year ended December 31, 2004 and the period from March 18, 2003 to December 31, 2003, NSLA paid $44,995 and $9,878, respectively, under this feature.

   Contract owners may, with certain restrictions, transfer their assets between the Account and a fixed dollar contract (fixed account) maintained in the accounts of NSLA. The accompanying financial statements include only the contract owners' purchase payments pertaining to the variable portions of their contracts and exclude any purchase payments for the fixed account benefit. Transfers to the NSLA fixed portion of annuity contracts from the Account totaled approximately $2.0 million for the year ended December 31, 2004. Transfers from the NSLA fixed portion of annuity contracts to the Account totaled approximately $5.2 million for the year ended December 31, 2004.

   The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

   Some of the underlying mutual funds have been established by investment advisors which manage publicly traded mutual funds, having similar names and investment objectives. While some of the underlying mutual funds may be similar to publicly traded mutual funds, the underlying mutual funds are not otherwise directly related to any publicly traded mutual fund. Consequently, the investment performance of publicly traded mutual funds and any corresponding underlying mutual fund may differ substantially.

   The Company offers deferred variable annuity contracts through the Account. The primary distribution for the contracts is through an affiliate, although other distributions are also utilized.

                                                                     (continued)

NATIONAL SECURITY VARIABLE ACCOUNT N
NOTES TO FINANCIAL STATEMENTS (CONTINUED)                      December 31, 2004

(2) FINANCIAL HIGHLIGHTS

   The following is a summary of accumulation units, value per unit, fair value (fair value represents the portion of contract owners' equity for contracts in the accumulation period, and excludes the portion of contract owners' equity for annuity reserves for contracts in the payment period), as of December 31, and the expense ratios, total returns and investment income ratios for the periods then ended, for the respective subaccounts and products:

                                                                                                                INVESTMENT
                                             ACCUMULATION   VALUE PER        FAIR                     TOTAL       INCOME
                                               UNITS***        UNIT         VALUE       EXPENSES*    RETURN**   RATIO****
                                             ------------   ----------   ------------   ---------    --------   ----------
   OHIO NATIONAL FUND, INC.:
   EQUITY SUBACCOUNT
   2004
   NScore Xtra.............................     32,415      $11.358762   $    368,196     1.4%        10.88%       0.08%
   NScore Lite.............................     12,714      $11.358762   $    144,419     1.4%        10.88%       0.08%
                                             ------------                ------------
                                                45,129                   $    512,615
                                             ------------                ------------
   2003
   NScore Xtra.............................      9,995      $10.244290   $    102,390     1.4%        42.36%       0.12%
   NScore Lite.............................      4,600      $10.244290   $     47,124     1.4%        42.36%       0.12%
                                             ------------                ------------
                                                14,595                   $    149,514
                                             ------------                ------------
   MONEY MARKET SUBACCOUNT
   2004
   NScore Xtra.............................     36,511      $11.285650   $    412,052     1.4%        -0.39%       1.26%
   NScore Lite.............................     26,305      $11.285650   $    296,871     1.4%        -0.39%       1.26%
                                             ------------                ------------
                                                62,816                   $    708,923
                                             ------------                ------------
   2003
   NScore Xtra.............................      2,445      $11.329626   $     27,699     1.4%        -0.65%       0.66%
   NScore Lite.............................      1,209      $11.329626   $     13,697     1.4%        -0.65%       0.66%
                                             ------------                ------------
                                                 3,654                   $     41,396
                                             ------------                ------------
   BOND SUBACCOUNT
   2004
   NScore Xtra.............................      9,082      $13.789373   $    125,241     1.4%         4.42%       0.00%
   NScore Lite.............................      9,542      $13.789373   $    131,570     1.4%         4.42%       0.00%
                                             ------------                ------------
                                                18,624                   $    256,811
                                             ------------                ------------
   2003
   NScore Xtra.............................      3,705      $13.205450   $     48,931     1.4%         8.94%      10.94%
   NScore Lite.............................        283      $13.205450   $      3,734     1.4%         8.94%      10.94%
                                             ------------                ------------
                                                 3,988                   $     52,665
                                             ------------                ------------
   OMNI SUBACCOUNT
   2004
   NScore Xtra.............................      1,399      $ 7.424696   $     10,390     1.4%         5.63%      12.79%
   NScore Lite.............................      1,978      $ 7.424696   $     14,686     1.4%         5.63%      12.79%
                                             ------------                ------------
                                                 3,377                   $     25,076
                                             ------------                ------------

                                                                     (continued)

NATIONAL SECURITY VARIABLE ACCOUNT N
NOTES TO FINANCIAL STATEMENTS (CONTINUED)                      December 31, 2004

                                                                                                                INVESTMENT
                                             ACCUMULATION   VALUE PER        FAIR                     TOTAL       INCOME
                                               UNITS***        UNIT         VALUE       EXPENSES*    RETURN**   RATIO****
                                             ------------   ----------   ------------   ---------    --------   ----------
   OHIO NATIONAL FUND, INC.: (CONTINUED)
   INTERNATIONAL SUBACCOUNT
   2004
   NScore Xtra.............................     33,984      $ 9.380801   $    318,801     1.4%        11.41%       0.00%
   NScore Lite.............................     22,292      $ 9.380801   $    209,111     1.4%        11.41%       0.00%
                                             ------------                ------------
                                                56,276                   $    527,912
                                             ------------                ------------
   2003
   NScore Xtra.............................     12,001      $ 8.420052   $    101,053     1.4%        30.76%       0.00%
   NScore Lite.............................      2,983      $ 8.420052   $     25,113     1.4%        30.76%       0.00%
                                             ------------                ------------
                                                14,984                   $    126,166
                                             ------------                ------------
   CAPITAL APPRECIATION SUBACCOUNT
   2004
   NScore Xtra.............................      2,659      $16.418770   $     43,661     1.4%        10.94%       0.80%
   NScore Lite.............................      1,126      $16.418770   $     18,486     1.4%        10.94%       0.80%
                                             ------------                ------------
                                                 3,785                   $     62,147
                                             ------------                ------------
   INTERNATIONAL SMALL CO. SUBACCOUNT
   2004
   NScore Xtra.............................      1,631      $10.977275   $     17,906     1.4%        19.20%       1.36%
   NScore Lite.............................      1,354      $10.977275   $     14,858     1.4%        19.20%       1.36%
                                             ------------                ------------
                                                 2,985                   $     32,764
                                             ------------                ------------
   2003
   NScore Lite.............................        121      $ 9.209200   $      1,116     1.4%        51.79%       0.00%
                                             ------------                ------------
   SMALL CAP GROWTH SUBACCOUNT
   2004
   NScore Xtra.............................      4,452      $ 5.072075   $     22,580     1.4%         9.90%       0.00%
                                             ------------                ------------
   2003
   NScore Xtra.............................      2,998      $ 4.615120   $     13,834     1.4%        43.34%       0.00%
                                             ------------                ------------
   MID CAP OPPORTUNITY SUBACCOUNT
   2004
   NScore Xtra.............................        659      $13.682335   $      9,014     1.4%        11.99%       0.00%
   NScore Lite.............................      1,687      $13.682335   $     23,081     1.4%        11.99%       0.00%
                                             ------------                ------------
                                                 2,346                   $     32,095
                                             ------------                ------------
   S&P 500 INDEX SUBACCOUNT
   2004
   NScore Xtra.............................      3,583      $10.996761   $     39,401     1.4%         8.78%       1.74%
   NScore Lite.............................     21,818      $10.996761   $    239,926     1.4%         8.78%       1.74%
                                             ------------                ------------
                                                25,401                   $    279,327
                                             ------------                ------------
   BLUE CHIP SUBACCOUNT
   2004
   NScore Xtra.............................         81      $10.696275   $        870     1.4%         8.09%       1.78%
   NScore Lite.............................     15,789      $10.696275   $    168,885     1.4%         8.09%       1.78%
                                             ------------                ------------
                                                15,870                   $    169,755
                                             ------------                ------------

                                                                     (continued)

NATIONAL SECURITY VARIABLE ACCOUNT N
NOTES TO FINANCIAL STATEMENTS (CONTINUED)                      December 31, 2004

                                                                                                                INVESTMENT
                                             ACCUMULATION   VALUE PER        FAIR                     TOTAL       INCOME
                                               UNITS***        UNIT         VALUE       EXPENSES*    RETURN**   RATIO****
                                             ------------   ----------   ------------   ---------    --------   ----------
   OHIO NATIONAL FUND, INC.: (CONTINUED)
   BLUE CHIP SUBACCOUNT (CONTINUED)
   2003
   NScore Xtra.............................         82      $ 9.896131   $        809     1.4%        24.84%       0.44%
                                             ------------                ------------
   HIGH INCOME BOND SUBACCOUNT
   2004
   NScore Xtra.............................      2,876      $12.701656   $     36,533     1.4%         9.14%       0.43%
   NScore Lite.............................      1,274      $12.701656   $     16,185     1.4%         9.14%       0.43%
                                             ------------                ------------
                                                 4,150                   $     52,718
                                             ------------                ------------
   2003
   NScore Xtra.............................      1,494      $11.638098   $     17,388     1.4%        21.09%      10.74%
   NScore Lite.............................        261      $11.638098   $      3,033     1.4%        21.09%      10.74%
                                             ------------                ------------
                                                 1,755                   $     20,421
                                             ------------                ------------
   NASDAQ-100 INDEX SUBACCOUNT
   2004
   NScore Lite.............................     40,195      $ 3.916679   $    157,430     1.4%         8.48%       0.00%
                                             ------------                ------------
   U.S. EQUITY SUBACCOUNT
   2004
   NScore Xtra.............................      6,313      $11.602603   $     73,253     1.4%        16.03%       0.00%
   NScore Lite.............................      4,601      $11.602603   $     53,382     1.4%        16.03%       0.00%
                                             ------------                ------------
                                                10,914                   $    126,635
                                             ------------                ------------
   COVERED CALL SUBACCOUNT
   2004
   NScore Lite.............................        802      $10.651383   $      8,537     1.4%         6.51%       0.00%
                                             ------------                ------------
   STRONG VARIABLE INSURANCE FUNDS, INC.:
   OPPORTUNITY II SUBACCOUNT
   2004
   NScore Xtra.............................      2,997      $14.406341   $     43,169     1.4%        16.58%       0.00%
                                             ------------                ------------
   2003
   NScore Xtra.............................      1,003      $12.357050   $     12,394     1.4%        35.12%       0.17%
                                             ------------                ------------
   VAN KAMPEN UNIVERSAL INSTITUTIONAL
     FUNDS - CLASS II:
   CORE PLUS FIXED INCOME SUBACCOUNT
   2004
   NScore Xtra.............................        311      $11.811075   $      3,669     1.4%         2.63%       3.51%
   NScore Lite.............................      3,099      $11.811075   $     36,604     1.4%         2.63%       3.51%
                                             ------------                ------------
                                                 3,410                   $     40,273
                                             ------------                ------------
   2003
   NScore Xtra.............................        312      $11.508186   $      3,591     1.4%        15.08%       0.00%
                                             ------------                ------------

                                                                     (continued)

NATIONAL SECURITY VARIABLE ACCOUNT N
NOTES TO FINANCIAL STATEMENTS (CONTINUED)                      December 31, 2004

                                                                                                                INVESTMENT
                                             ACCUMULATION   VALUE PER        FAIR                     TOTAL       INCOME
                                               UNITS***        UNIT         VALUE       EXPENSES*    RETURN**   RATIO****
                                             ------------   ----------   ------------   ---------    --------   ----------
   VAN KAMPEN UNIVERSAL INSTITUTIONAL
     FUNDS - CLASS II: (CONTINUED)
   US REAL ESTATE SUBACCOUNT
   2004
   NScore Xtra.............................      3,636      $17.145445   $     62,337     1.4%        34.19%       1.80%
   NScore Lite.............................      3,023      $17.145445   $     51,833     1.4%        34.19%       1.80%
                                             ------------                ------------
                                                 6,659                   $    114,170
                                             ------------                ------------
   2003
   NScore Xtra.............................      1,151      $12.777148   $     14,706     1.4%        27.77%       0.00%
   NScore Lite.............................        642      $12.777148   $      8,209     1.4%        27.77%       0.00%
                                             ------------                ------------
                                                 1,793                   $     22,915
                                             ------------                ------------
   GOLDMAN SACHS VARIABLE INSURANCE TRUST:
   GROWTH & INCOME SUBACCOUNT
   2004
   NScore Xtra.............................      3,124      $ 9.711236   $     30,339     1.4%        17.15%       4.73%
   NScore Lite.............................      3,343      $ 9.711236   $     32,460     1.4%        17.15%       4.73%
                                             ------------                ------------
                                                 6,467                   $     62,799
                                             ------------                ------------
   2003
   NScore Xtra.............................        120      $ 8.289314   $        997     1.4%        22.64%       1.45%
                                             ------------                ------------
   CORE US EQUITY SUBACCOUNT
   2004
   NScore Xtra.............................      5,642      $10.774073   $     60,789     1.4%        13.35%       1.50%
   NScore Lite.............................      3,350      $10.774073   $     36,088     1.4%        13.35%       1.50%
                                             ------------                ------------
                                                 8,992                   $     96,877
                                             ------------                ------------
   2003
   NScore Xtra.............................      2,678      $ 9.505131   $     25,455     1.4%        27.69%       3.17%
   NScore Lite.............................        196      $ 9.505131   $      1,867     1.4%        27.69%       3.17%
                                             ------------                ------------
                                                 2,874                   $     27,322
                                             ------------                ------------
   CAPITAL GROWTH SUBACCOUNT
   2004
   NScore Xtra.............................      2,371      $10.522029   $     24,952     1.4%         7.58%       1.04%
   NScore Lite.............................     23,255      $10.522029   $    244,680     1.4%         7.58%       1.04%
                                             ------------                ------------
                                                25,626                   $    269,632
                                             ------------                ------------
   2003
   NScore Xtra.............................        607      $ 9.780917   $      5,936     1.4%        22.03%       0.66%
                                             ------------                ------------
   LAZARD RETIREMENT SERIES, INC.:
   EMERGING MARKET SUBACCOUNT
   2004
   NScore Xtra.............................      6,667      $14.384975   $     95,903     1.4%        28.78%       0.80%
   NScore Lite.............................      1,299      $14.384975   $     18,693     1.4%        28.78%       0.80%
                                             ------------                ------------
                                                 7,966                   $    114,596
                                             ------------                ------------

                                                                     (continued)

NATIONAL SECURITY VARIABLE ACCOUNT N
NOTES TO FINANCIAL STATEMENTS (CONTINUED)                      December 31, 2004

                                                                                                                INVESTMENT
                                             ACCUMULATION   VALUE PER        FAIR                     TOTAL       INCOME
                                               UNITS***        UNIT         VALUE       EXPENSES*    RETURN**   RATIO****
                                             ------------   ----------   ------------   ---------    --------   ----------
   LAZARD RETIREMENT SERIES, INC.:
     (CONTINUED)
   SMALL CAP SUBACCOUNT
   2004
   NScore Xtra.............................      9,271      $16.146731   $    149,699     1.4%        13.30%       0.00%
   NScore Lite.............................      2,073      $16.146731   $     33,474     1.4%        13.30%       0.00%
                                             ------------                ------------
                                                11,344                   $    183,173
                                             ------------                ------------
   2003
   NScore Xtra.............................      1,348      $14.251640   $     19,216     1.4%        35.33%       0.00%
                                             ------------                ------------
   THE PRUDENTIAL SERIES FUND, INC.:
   JENNISON 20/20 FOCUS SUBACCOUNT
   2004
   NScore Xtra.............................      9,934      $10.440691   $    103,720     1.4%        13.78%       0.00%
   NScore Lite.............................      6,050      $10.440691   $     63,162     1.4%        13.78%       0.00%
                                             ------------                ------------
                                                15,984                   $    166,882
                                             ------------                ------------
   2003
   NScore Xtra.............................      4,377      $ 9.176173   $     40,161     1.4%        27.02%       0.00%
   NScore Lite.............................        305      $ 9.176173   $      2,800     1.4%        27.02%       0.00%
                                             ------------                ------------
                                                 4,682                   $     42,961
                                             ------------                ------------
   JENNISON SUBACCOUNT
   2004
   NScore Xtra.............................      5,679      $ 6.427045   $     36,500     1.4%         7.71%       0.09%
   NScore Lite.............................      1,394      $ 6.427045   $      8,957     1.4%         7.71%       0.09%
                                             ------------                ------------
                                                 7,073                   $     45,457
                                             ------------                ------------
   2003
   NScore Lite.............................        995      $ 5.967201   $      5,936     1.4%        27.82%       0.00%
                                             ------------                ------------
   UBS SERIES TRUST:
   U.S. ALLOCATION SUBACCOUNT
   2004
   NScore Xtra.............................      2,138      $ 9.053038   $     19,355     1.4%         8.85%       0.30%
                                             ------------                ------------
   2003
   NScore Xtra.............................        694      $ 8.316999   $      5,776     1.4%        25.61%       0.00%
                                             ------------                ------------
   FIDELITY VARIABLE INSURANCE PRODUCTS
     FUND -- SERVICE CL 2:
   VIP MID CAP SUBACCOUNT
   2004
   NScore Xtra.............................      3,260      $15.772044   $     51,422     1.4%        22.93%       0.00%
   NScore Lite.............................     12,709      $15.772044   $    200,443     1.4%        22.93%       0.00%
                                             ------------                ------------
                                                15,969                   $    251,865
                                             ------------                ------------
   2003
   NScore Lite.............................         86      $12.829995   $      1,106     1.4%        36.34%       0.00%
                                             ------------                ------------

                                                                     (continued)

NATIONAL SECURITY VARIABLE ACCOUNT N
NOTES TO FINANCIAL STATEMENTS (CONTINUED)                      December 31, 2004

                                                                                                                INVESTMENT
                                             ACCUMULATION   VALUE PER        FAIR                     TOTAL       INCOME
                                               UNITS***        UNIT         VALUE       EXPENSES*    RETURN**   RATIO****
                                             ------------   ----------   ------------   ---------    --------   ----------
   FIDELITY VARIABLE INSURANCE PRODUCTS
     FUND -- SERVICE CL 2: (CONTINUED)
   VIP CONTRAFUND SUBACCOUNT
   2004
   NScore Xtra.............................     14,170      $10.191930   $    144,415     1.4%        13.56%       0.01%
   NScore Lite.............................     31,305      $10.191930   $    319,067     1.4%        13.56%       0.01%
                                             ------------                ------------
                                                45,475                   $    463,482
                                             ------------                ------------
   2003
   NScore Xtra.............................        863      $ 8.974539   $      7,742     1.4%        26.43%       0.00%
   NScore Lite.............................        123      $ 8.974539   $      1,103     1.4%        26.43%       0.00%
                                             ------------                ------------
                                                   986                   $      8,845
                                             ------------                ------------
   VIP GROWTH SUBACCOUNT
   2004
   NScore Xtra.............................     26,885      $ 6.256481   $    168,206     1.4%         1.69%       0.02%
   NScore Lite.............................     24,331      $ 6.256481   $    152,228     1.4%         1.69%       0.02%
                                             ------------                ------------
                                                51,216                   $    320,434
                                             ------------                ------------
   2003
   NScore Xtra.............................      6,137      $ 6.152233   $     37,752     1.4%        30.71%       0.00%
   NScore Lite.............................        180      $ 6.152233   $      1,110     1.4%        30.71%       0.00%
                                             ------------                ------------
                                                 6,317                   $     38,862
                                             ------------                ------------
   VIP EQUITY INCOME SUBACCOUNT
   2004
   NScore Xtra.............................      1,144      $11.856466   $     13,568     1.4%         9.69%       0.00%
                                             ------------                ------------
   JANUS ASPEN SERIES -- SERVICE SHARES:
   WORLDWIDE GROWTH SUBACCOUNT
   2004
   NScore Lite.............................      1,556      $ 5.610137   $      8,727     1.4%         3.08%       3.37%
                                             ------------                ------------
   BALANCED SUBACCOUNT
   2004
   NScore Lite.............................        108      $10.047828   $      1,087     1.4%         6.79%       2.25%
                                             ------------                ------------
   2003
   NScore Lite.............................        109      $ 9.408634   $      1,022     1.4%        12.15%       2.43%
                                             ------------                ------------
   INTERNATIONAL GROWTH SUBACCOUNT
   2004
   NScore Lite.............................      1,641      $ 6.763671   $     11,098     1.4%        17.04%       0.97%
                                             ------------                ------------
   J.P. MORGAN SERIES TRUST II:
   SMALL COMPANY SUBACCOUNT
   2004
   NScore Xtra.............................      2,073      $12.228991   $     25,351     1.4%        25.41%       0.00%
   NScore Lite.............................      1,719      $12.228991   $     21,020     1.4%        25.41%       0.00%
                                             ------------                ------------
                                                 3,792                   $     46,371
                                             ------------                ------------
   2003
   NScore Xtra.............................        609      $ 9.751226   $      5,936     1.4%        34.10%       0.00%
                                             ------------                ------------

                                                                     (continued)

NATIONAL SECURITY VARIABLE ACCOUNT N
NOTES TO FINANCIAL STATEMENTS (CONTINUED)                      December 31, 2004

                                                                                                                INVESTMENT
                                             ACCUMULATION   VALUE PER        FAIR                     TOTAL       INCOME
                                               UNITS***        UNIT         VALUE       EXPENSES*    RETURN**   RATIO****
                                             ------------   ----------   ------------   ---------    --------   ----------
   J.P. MORGAN SERIES TRUST II: (CONTINUED)
   MID CAP VALUE SUBACCOUNT
   2004
   NScore Xtra.............................      7,217      $16.623513   $    119,978     1.4%        19.38%       0.22%
   NScore Lite.............................      4,936      $16.623513   $     82,043     1.4%        19.38%       0.22%
                                             ------------                ------------
                                                12,153                   $    202,021
                                             ------------                ------------
   2003
   NScore Xtra.............................      3,633      $13.924440   $     50,589     1.4%        27.84%       0.00%
   NScore Lite.............................        257      $13.924440   $      3,583     1.4%        27.84%       0.00%
                                             ------------                ------------
                                                 3,890                   $     54,172
                                             ------------                ------------
   MFS VARIABLE INSURANCE TRUST - SERVICE
     CLASS:
   NEW DISCOVERY SUBACCOUNT
   2004
   NScore Xtra.............................        337      $10.704295   $      3,605     1.4%         4.74%       0.00%
   NScore Lite.............................        898      $10.704295   $      9,615     1.4%         4.74%       0.00%
                                             ------------                ------------
                                                 1,235                   $     13,220
                                             ------------                ------------
   2003
   NScore Xtra.............................        284      $10.220014   $      2,905     1.4%        31.59%       0.00%
                                             ------------                ------------
   INVESTORS GROWTH STOCK SUBACCOUNT
   2004
   NScore Xtra.............................      2,349      $ 9.919542   $     23,301     1.4%         7.48%       0.00%
   NScore Lite.............................      1,764      $ 9.919542   $     17,502     1.4%         7.48%       0.00%
                                             ------------                ------------
                                                 4,113                   $     40,803
                                             ------------                ------------
   TOTAL RETURN SUBACCOUNT
   2004
   NScore Xtra.............................      1,532      $11.988710   $     18,368     1.4%         9.49%       1.47%
   NScore Lite.............................      2,749      $11.988710   $     32,950     1.4%         9.49%       1.47%
                                             ------------                ------------
                                                 4,281                   $     51,318
                                             ------------                ------------
   2003
   NScore Xtra.............................        973      $10.949550   $     10,659     1.4%        14.40%       0.00%
   NScore Lite.............................      2,763      $10.949550   $     30,246     1.4%        14.40%       0.00%
                                             ------------                ------------
                                                 3,736                   $     40,905
                                             ------------                ------------
   PIMCO VARIABLE INSURANCE
     TRUST - ADMINISTRATIVE SHARES:
   REAL RETURN SUBACCOUNT
   2004
   NScore Xtra.............................     12,948      $12.293387   $    159,174     1.4%         7.41%       1.16%
   NScore Lite.............................      5,846      $12.293387   $     71,863     1.4%         7.41%       1.16%
                                             ------------                ------------
                                                18,794                   $    231,037
                                             ------------                ------------
   2003
   NScore Xtra.............................      2,335      $11.445189   $     26,727     1.4%         7.35%       0.95%
   NScore Lite.............................      1,967      $11.445189   $     22,505     1.4%         7.35%       0.95%
                                             ------------                ------------
                                                 4,302                   $     49,232
                                             ------------                ------------

                                                                     (continued)

NATIONAL SECURITY VARIABLE ACCOUNT N
NOTES TO FINANCIAL STATEMENTS (CONTINUED)                      December 31, 2004

                                                                                                                INVESTMENT
                                             ACCUMULATION   VALUE PER        FAIR                     TOTAL       INCOME
                                               UNITS***        UNIT         VALUE       EXPENSES*    RETURN**   RATIO****
                                             ------------   ----------   ------------   ---------    --------   ----------
   PIMCO VARIABLE INSURANCE
     TRUST - ADMINISTRATIVE SHARES:
     (CONTINUED)
   TOTAL RETURN SUBACCOUNT
   2004
   NScore Xtra.............................     14,360      $11.164475   $    160,321     1.4%         3.44%       1.92%
   NScore Lite.............................     10,744      $11.164475   $    119,955     1.4%         3.44%       1.92%
                                             ------------                ------------
                                                25,104                   $    280,276
                                             ------------                ------------
   2003
   NScore Xtra.............................      6,510      $10.793274   $     70,263     1.4%         3.59%       2.44%
   NScore Lite.............................      1,227      $10.793274   $     13,240     1.4%         3.59%       2.44%
                                             ------------                ------------
                                                 7,737                   $     83,503
                                             ------------                ------------
   GLOBAL BOND SUBACCOUNT
   2004
   NScore Xtra.............................      1,466      $13.145307   $     19,277     1.4%         9.07%       1.85%
   NScore Lite.............................      1,090      $13.145307   $     14,319     1.4%         9.07%       1.85%
                                             ------------                ------------
                                                 2,556                   $     33,596
                                             ------------                ------------
   2003
   NScore Xtra.............................        786      $12.051967   $      9,467     1.4%        12.86%       2.15%
   NScore Lite.............................         89      $12.051967   $      1,077     1.4%        12.86%       2.15%
                                             ------------                ------------
                                                   875                   $     10,544
                                             ------------                ------------
   ROYCE CAPITAL FUND:
   MICRO-CAP SUBACCOUNT
   2004
   NScore Xtra.............................        671      $16.483556   $     11,058     1.4%        12.27%       0.00%
   NScore Lite.............................      1,301      $16.483556   $     21,441     1.4%        12.27%       0.00%
                                             ------------                ------------
                                                 1,972                   $     32,499
                                             ------------                ------------
   2003
   NScore Xtra.............................        199      $14.682104   $      2,918     1.4%        46.82%       0.00%
   NScore Lite.............................        501      $14.682104   $      7,356     1.4%        46.82%       0.00%
                                             ------------                ------------
                                                   700                   $     10,274
                                             ------------                ------------
   SMALL-CAP SUBACCOUNT
   2004
   NScore Xtra.............................      6,541      $17.196019   $    112,479     1.4%        23.22%       0.00%
   NScore Lite.............................      3,159      $17.196019   $     54,324     1.4%        23.22%       0.00%
                                             ------------                ------------
                                                 9,700                   $    166,803
                                             ------------                ------------
   2003
   NScore Xtra.............................      1,682      $13.955225   $     23,476     1.4%        39.55%       0.00%
   NScore Lite.............................        212      $13.955225   $      2,958     1.4%        39.55%       0.00%
                                             ------------                ------------
                                                 1,894                   $     26,434
                                             ------------                ------------

                                                                     (continued)

NATIONAL SECURITY VARIABLE ACCOUNT N
NOTES TO FINANCIAL STATEMENTS (CONTINUED)                      December 31, 2004

                                                                                                                INVESTMENT
                                             ACCUMULATION   VALUE PER        FAIR                     TOTAL       INCOME
                                               UNITS***        UNIT         VALUE       EXPENSES*    RETURN**   RATIO****
                                             ------------   ----------   ------------   ---------    --------   ----------
   DREYFUS VARIABLE INVESTMENT
     FUND - SERVICE SHARES:
   APPRECIATION SUBACCOUNT
   2004
   NScore Xtra.............................      3,097      $12.082562   $     37,425     1.4%         3.35%       1.74%
   NScore Lite.............................      1,300      $12.082562   $     15,700     1.4%         3.35%       1.74%
                                             ------------                ------------
                                                 4,397                   $     53,125
                                             ------------                ------------
   2003
   NScore Xtra.............................      2,023      $11.691446   $     23,647     1.4%        16.91%       4.64%
   NScore Lite.............................        106      $11.691446   $      1,245     1.4%        16.91%       4.64%
                                             ------------                ------------
                                                 2,129                   $     24,892
                                             ------------                ------------

   ------------------

      * This represents the annualized contract expense rate of the variable account for the period indicated and includes only those expenses that are charged through a reduction in the unit values. Excluded are expenses of the underlying mutual fund portfolios and charges made directly to contract owner accounts through the redemption of units.

     ** This represents the total return for the period indicated and includes a deduction only for expenses assessed through the daily unit value calculation. The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction of the total return presented. Although the Account commenced operations on March 18, 2003, it began tracking the value per unit on January 1, 2003. Accordingly, the 2003 total returns presented the actual twelve month return for the subaccount for the period ended December 31, 2003.

    *** Accumulation units are rounded to the nearest whole number.

   **** The Investment Income Ratio represents the dividends for the periods indicated, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund, net of management fees assessed by the fund manager, divided by average net assets (by product). This ratio excludes those expenses, such as mortality and expense charges, that result in direct reductions to contract owner accounts either through reductions in the unit values or the redemption of units. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccount invests. The investment income ratios for funds that were eligible for investment during only a portion of the year are annualized.

(3) RISK & ADMINISTRATIVE EXPENSE AND CONTRACT CHARGES

   Although variable annuity payments differ according to the investment performance of the underlying mutual funds within the Account, they are not affected by mortality or expense experience because NSLA assumes the expense risk and the mortality risk under the contracts. NSLA charges the Accounts' assets for assuming those risks, based on the contract value for mortality and expense risk, on an annual basis.

   The mortality risk results from a provision in the contract in which NSLA agrees to make annuity payments regardless of how long a particular annuitant or other payee lives and how long all annuitants or other payees as a class live if payment options involving life contingencies are chosen. Those annuity payments are determined in accordance with annuity purchase rate provisions established at the time the contracts are issued.

   At the end of each valuation period, NSLA charges on an annual basis for administrative expenses. Examples of these expenses would include accounting, legal, contract owner services, reports to regulatory authorities and contract owners, contract issue, etc. The expense risk assumed by NSLA is the risk that the deductions for sales and administrative expenses provided for in the variable annuity contracts may prove insufficient to cover the cost at the terms stated in the contracts.

                                                                     (continued)

NATIONAL SECURITY VARIABLE ACCOUNT N
NOTES TO FINANCIAL STATEMENTS (CONTINUED)                      December 31, 2004

   The table on the following page illustrates product and contract level charges by product:

                                                                  NSCORE XTRA       NSCORE LITE
                                                                 --------------    --------------
   These basic charges are assessed through reduction of daily unit values:
   MORTALITY AND EXPENSE RISK FEES.............................      1.15%             1.15%
   ADMINISTRATIVE EXPENSES.....................................      0.25%             0.25%
     Total expenses............................................      1.40%             1.40%

   The following charges are assessed through the redemption of units:
   ANNUAL CONTRACT FEE
   Each year on the contract anniversary (or at the time of
     surrender of the contract)................................       $30               $30
   TRANSFER FEE
     (currently no charge for the first 12 transfers each
        contract year).........................................       $10               $10

   SALES CHARGE MADE FROM PURCHASE PAYMENTS....................   No deduction      No deduction
   SURRENDER CHARGES
   A withdrawal charge may be assessed by NSLA when a contract   Ranges from 9%    Ranges from 7%
     is surrendered or a partial withdrawal of a participant's     during the        during the
     account value is made for any other reason than to make a   first year to     first year to
     plan payment to a participant. Percentages vary with the      0% in the         0% in the
     number of years from purchase.............................    ninth year       fourth year
   STATE PREMIUM TAXES
   In those jurisdictions permitting, such taxes will be
     deducted when annuity payments begin. Otherwise, they will
     be deducted from purchase payments........................  0.50 to 3.50%     0.50 to 3.50%
   OPTIONAL DEATH BENEFITS:
   These annual charges are the following percentages of the
     optional death benefit amounts:
        Optional Annual Stepped-up Death Benefit...............      0.10%             0.05%
        Optional Guaranteed Minimum Death Benefit ("GMDB").....        NA              0.25%

   OPTIONAL ENHANCED DEATH BENEFIT ("GEB")
   These annual charges are the following percentages of
     average variable account value:
        GEB at issue ages through 70...........................      0.15%             0.15%
        GEB at issue ages 71 through 75........................      0.30%             0.30%
        GEB "Plus" at issue ages through 70....................      0.30%             0.30%
        GEB "Plus" at issue ages 71 through 75.................      0.60%             0.60%
   OPTIONAL GUARANTEED MINIMUM INCOME BENEFIT ("GMIB")
   This annual charge is the following percentage of guaranteed
     income base...............................................      0.45%             0.45%
   OPTIONAL GUARANTEED PRINCIPAL PROTECTION ("GPP")
   This annual charge is the following percentage of contract
     value as of the beginning of the 10-year term.............      0.20%             0.25%

                                                                     (continued)

NATIONAL SECURITY VARIABLE ACCOUNT N
NOTES TO FINANCIAL STATEMENTS (CONTINUED)                      December 31, 2004

(4) FUND MERGERS

   Effective April 29, 2003, the Subaccount of the Ohio National Fund, Inc. Equity Income Portfolio was merged into the Subaccount of the Ohio National Fund, Inc. Blue Chip Portfolio.

(5) FEDERAL INCOME TAXES

   Operations of the Account form a part of, and are taxed with, operations of NSLA which is taxed as a life insurance company under the Internal Revenue Code. Taxes are the responsibility of the contract owner upon surrender or withdrawal. No Federal income taxes are payable under the present law on dividend income or capital gains distribution from the Fund shares held in the Account or on capital gains realized by the Account on redemption of the Fund shares. Accordingly, NSLA does not provide income taxes within the Account.

NATIONAL SECURITY VARIABLE ACCOUNT N

 REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

The Board of Directors of National Security Life and Annuity Company and Contract Owners of National Security Variable Account N:

We have audited the accompanying statements of assets and contract owners' equity of National Security Variable Account N (comprised of the sub-accounts listed in note 2) (collectively, "the Account") as of December 31, 2004, and the related statements of operations and changes in contract owners' equity, and the financial highlights for each of the periods indicated herein. These financial statements and financial highlights are the responsibility of the Account's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2004, by correspondence with the transfer agents of the underlying mutual funds. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Account as of December 31, 2004, and the results of its operations, changes in contract owners' equity, and the financial highlights for each of the periods indicated herein, in conformity with U.S. generally accepted accounting principles.

KPMG LLP
Columbus, Ohio
February 22, 2005

                      [THIS PAGE LEFT INTENTIONALLY BLANK]

                      [THIS PAGE LEFT INTENTIONALLY BLANK]

OHIO NATIONAL VARIABLE ACCOUNT N
Post Office Box 371
Cincinnati, Ohio 45201

Form 1322-NSLAC  Rev.  2-05